MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS May 31, 1998
                              Two World Trade Center, New York, New York 10048
Dear Shareholder:

We are pleased to present the semiannual report of Morgan Stanley Dean Witter Multi-State Municipal Series Trust for the six-month period ended
May 31, 1998.

The deflationary impact of the Asian financial crisis has begun to temper U.S. economic growth. Although employment conditions in the United States strengthened and unemployment declined to its lowest level since 1970, inflation remained subdued. This was primarily the result of improved productivity, lower oil costs and cheaper imports.

Foreign currency turmoil strengthened the value of the U.S. dollar and spurred demand for U.S. Treasury securities. Municipal bonds followed the trend of Treasuries with yields declining to a range not seen in over 20 years. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.
Municipal Market Conditions

Long-term insured municipal yields stood at 5.20 percent at the end of May 1998. Since the beginning of the year municipal yields have ranged


                  MMD 30 YEAR AAA INSURED AND TREASURY YIELD

      Date            AAA Ins           Tsy             % Relationship
    12/31/93           5.40%           6.34%                85.17%
    01/31/94           5.40            6.24                 86.54
    02/28/94           5.80            6.66                 87.09
    03/31/94           6.40            7.09                 90.27
    04/29/94           6.35            7.32                 86.75
    05/31/94           6.25            7.43                 84.12
    06/30/94           6.50            7.61                 85.41
    07/29/94           6.25            7.39                 84.57
    08/31/94           6.30            7.45                 84.56
    09/30/94           6.55            7.81                 83.87
    10/31/94           6.75            7.96                 84.80
    11/30/94           7.00            8.00                 87.50
    12/30/94           6.75            7.88                 85.66
    01/31/95           6.40            7.70                 83.12
    02/28/95           6.15            7.44                 82.66
    03/31/95           6.15            7.43                 82.77
    04/28/95           6.20            7.34                 84.47
    05/31/95           5.80            6.66                 87.09
    06/30/95           6.10            6.62                 92.15
    07/31/95           6.10            6.86                 88.92
    08/31/95           6.00            6.66                 90.09
    09/29/95           5.95            6.48                 91.82
    10/31/95           5.75            6.33                 90.84
    11/30/95           5.50            6.14                 89.58
    12/29/95           5.35            5.94                 90.07
    01/31/96           5.40            6.03                 89.55
    02/29/96           5.60            6.46                 86.69
    03/29/96           5.85            6.66                 87.84
    04/30/96           5.95            6.89                 86.36
    05/31/96           6.05            6.99                 86.55
    06/28/96           5.90            6.89                 85.63
    07/31/96           5.85            6.97                 83.93
    08/30/96           5.90            7.11                 82.98
    09/30/96           5.70            6.93                 82.25
    10/31/96           5.65            6.64                 85.09
    11/29/96           5.50            6.35                 86.61
    12/31/96           5.60            6.63                 84.46
    01/31/97           5.70            6.79                 83.95
    02/28/97           5.65            6.80                 83.09
    03/31/97           5.90            7.10                 83.10
    04/30/97           5.75            6.94                 82.85
    05/30/97           5.65            6.91                 81.77
    06/30/97           5.60            6.78                 82.60
    07/30/97           5.30            6.30                 84.13
    08/31/97           5.50            6.61                 83.21
    09/30/97           5.40            6.40                 84.38
    10/31/97           5.35            6.15                 86.99
    11/30/97           5.30            6.05                 87.60
    12/31/97           5.15            5.92                 86.99
    01/31/98           5.15            5.80                 88.79
    02/28/98           5.20            5.92                 87.84
    03/31/98           5.25            5.93                 88.53
    04/30/98           5.35            5.95                 89.92
    05/29/98           5.20            5.80                 89.66

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS, May 31, 1998, continued

from a low of 5.15 percent in January to 5.35 percent in April. Over the past 12-months insured yields have declined from a high of 5.65 percent.

The overall decline in interest rates led to an increase in new issue municipal volume. In contrast, U.S. Treasury borrowing needs have declined with the reduction in the budget deficit. Under these conditions the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved during this period, from 82 percent of Treasuries in May 1997 to almost 90 percent a year later. A rising ratio means that municipals have underperformed Treasuries and have become more attractive on a relative basis.

Total municipal volume increased 20 percent and totaled $220 billion last year. Half of the underwritings were enhanced with bond insurance. Refundings represented one-quarter of total new issues. For the year-to-date, underwriting is up 60 percent with refunding issues comprising nearly one-third of total issuance.

Portfolio Structure

During the past six months, as market conditions improved, the 10 single-state portfolios that comprise Morgan Stanley Dean Witter Multi-State Municipal Series Trust drew down cash and sold refunded bonds to purchase new issues. The average refunded bond position was reduced from 9 to 5 percent of net assets. Portfolio duration, which measures the sensitivity to interest rate changes, was extended from 5.8 to 6.5 years. Weighted average bond maturities ranged from 16 to 20 years and average call protection exceeded 7 years. Average credit quality remained double "A".

For your convenience, we have summarized details regarding the various State series on the following pages. Here you will find information on credit quality, duration, maturity, call protection, distributions, and performance.

Looking Ahead

The economic fundamentals remain in place for another year of solid economic growth in the United States. Events in Asia have strengthened the U.S. dollar and contributed to lower interest rates. Furthermore, the Asian crisis seems likely to continue to moderate inflationary pressures and provide a favorable outlook for municipal bonds. However, if labor cost pressures accelerate it is possible that the Federal Reserve Board may tighten monetary policy.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS, May 31, 1998, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
PORTFOLIO SUMMARY May 31, 1998 (unaudited)

                                                      ARIZONA      CALIFORNIA      FLORIDA      MASSACHUSETTS
                                                      SERIES         SERIES        SERIES          SERIES
-------------------------------------------------  ------------ --------------  ------------ -----------------
Credit Ratings (1):
Aaa or AAA........................................        47%            53%           73%             59%
Aa or AA..........................................        34             19            15              18
A or A ...........................................        17             22             6               7
Baa or BBB .......................................         2              6             6              16
Non-Rated (2) ....................................        --             --            --              --
Long-Term Portfolio Distribution by Call Date
  1998............................................        --             --            --              --
  1999............................................        --              1%            3%             --
  2000............................................         5%            --             1               4%
  2001............................................        12             15            14               7
  2002............................................        31             21            27              18
  2003............................................         7             14             5              20
  2004............................................        11             --            --               4
  2005............................................         5             --             7               8
  2006............................................        --              8            11               6
  2007............................................        --              6             5               4
  2008............................................        15             16            10              14
  2009+...........................................        14             19            17              15
Average Weighted:
  Maturity .......................................   18 Years       20 Years      19 Years        18 Years
  Call Protection ................................    7 Years       9 Years        7 Years         7 Years
  Modified Duration...............................    6 Years       8 Years        7 Years         7 Years
Per Share Net Asset Value:
  November 30, 1997 ..............................    $10.64         $10.96        $10.97          $11.10
  May 31, 1998 ...................................    $10.70         $11.07        $11.13          $11.24
Dividends (3) ....................................    $ 0.26         $ 0.27        $ 0.27          $ 0.27
Total Return (4):
  6 months ended 05/31/98 ........................      3.06%          3.64%         3.93 %          3.72%
  12 months ended 05/31/98 .......................      7.65%          9.13%         8.89 %          9.03%

------------
(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(2) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.
(3) Includes all income dividends and capital gains distributions, if any, paid by each Series for the six months ended
        May 31, 1998.
(4) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus compounded, reinvested dividends.

    MICHIGAN       MINNESOTA      NEW JERSEY     NEW YORK
     SERIES          SERIES         SERIES        SERIES
---------------  ------------- --------------  ------------
         66%             29%            61%           41%
         28              40             17            14
          3              22              7            37
          3               4             12             8
         --               5              3            --
         --              --             --            --
         --              --              5%           --
          2%              6%            --            --
         17              10             13             1%
         32              27             26            20
          9              34              7             9
         --               5             --             4
         19              --             18            18
          4               5              7            22
         --              --              2             7
         14               8             19             8
          3               5              3            11
18 Years            16 Years       19 Years      20 Years
6 Years             5 Years        6 Years        8 Years
6 Years             5 Years        6 Years        7 Years
     $10.94          $10.70         $10.88        $11.11
     $11.05          $10.75         $11.03        $11.27
     $ 0.26          $ 0.24         $ 0.27        $ 0.26
       3.47%           2.79%          3.78%         3.85%
       8.47%           7.06%          8.91%         9.67%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

    OHIO        PENNSYLVANIA
   SERIES          SERIES
------------ ----------------
       62%             67%
       19              16
       13              12
        6               4
       --               1
        3%             --
       --              --
       --              --
       13              15%
       32              28
        2              14
        3              --
       15               4
        3               4
        6               7
       11              21
       12               7
  19 Years        19 Years
   7 Years        7 Years
   6 Years        7 Years
   $10.94          $10.97
   $11.03          $11.04
   $ 0.26          $ 0.26
     3.19%           3.10%
     8.27%           8.34%

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------------
            ARIZONA TAX-EXEMPT MUNICIPAL BONDS (93.8%)
            General Obligation (15.6%)
  $ 200     Chandler, Sierra Vista Refg Ser 1991 (FGIC)  ....................  7.00 %  07/01/12    $  217,086
  1,000     Paradise Valley Unified School District #69, Ser B 1995 (MBIA) ..  5.25    07/01/15     1,015,090
    500     Phoenix,
             Refg Ser 1993 A ................................................  5.25    07/01/12       515,485
  1,550      Refg Ser 1992  .................................................  6.375   07/01/13     1,696,630
  1,000      Ser 1998 .......................................................  4.50    07/01/18       932,230
    750     Tucson, Refg Ser 1995 (FGIC) ....................................  5.50    07/01/12       786,555
  1,000     Puerto Rico, Public Improvement Ser 1998 (MBIA) .................  6.00    07/01/16     1,128,340
-----------                                                                                      -------------
  6,000                                                                                             6,291,416
-----------                                                                                      -------------
            Educational Facilities Revenue (5.2%)
  1,000     Arizona Board of Regents, Arizona State University Ser 1992 A ...  5.50    07/01/19     1,019,920
  1,000     University of Arizona, Telecommunications Ser 1991 COPs  ........  6.50    07/15/12     1,103,520
-----------                                                                                      -------------
  2,000                                                                                             2,123,440
-----------                                                                                      -------------
            Electric Revenue (4.5%)
    820     Salt River Project Agricultural Improvement & Power District,
             Refg 1992 Ser D ................................................  6.25    01/01/27       879,311
  1,000     Puerto Rico Electric Power Authority, Power Ser DD (FSA)  .......  4.50    07/01/19       926,640
-----------                                                                                      -------------
  1,820                                                                                             1,805,951
-----------                                                                                      -------------
            Hospital Revenue (10.0%)
    700     Arizona Health Facilities Authority, Phoenix Memorial Hospital
             Refg Ser 1991 ..................................................  8.20    06/01/21       758,660
  2,000     Maricopa County Industrial Development Authority, Catholic
             Healthcare West 1992 Ser A (MBIA)  .............................  5.75    07/01/11     2,128,780
  1,100     Pima County Industrial Development Authority, Carondelet Health
             Care
             Corp Ser 1993 (MBIA)**  ........................................  5.25    07/01/13     1,156,287
-----------                                                                                      -------------
  3,800                                                                                             4,043,727
-----------                                                                                      -------------
            Industrial Development/Pollution Control Revenue (9.5%)
  1,000     Greenlee County Industrial Development Authority, Phelps Dodge
             Corp Refg 1994 .................................................  5.45    06/01/09     1,037,940
  1,000     Mohave County Industrial Development Authority, Citizens
             Utilities Co
             1993 Ser B (AMT) ...............................................  5.80    11/15/28     1,027,230
  1,700     Santa Cruz County Industrial Development Authority, Citizens
             Utilities Co
             Ser 1991 (AMT) .................................................  7.15    02/01/23     1,778,455
-----------                                                                                      -------------
  3,700                                                                                             3,843,625
-----------                                                                                      -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------------
            Mortgage Revenue -Multi-Family (2.5%)
  $ 940     Pima County Industrial Development Authority, Rancho Mirage Ser
             1992
-----------
             (AMT)(AGRC)  ...................................................  7.05 %  04/01/22    $1,005,311
                                                                                                 -------------
            Public Facilities Revenue (5.1%)
    500     Arizona,
             Refg Ser 1992 B COPs (AMBAC)  ..................................  6.25    09/01/10       542,795
    500      Ser 1991 COPs (FSA)  ...........................................  6.25    09/01/11       536,095
  1,000     Puerto Rico Infrastructure Financing Authority, Special Tax Ser
             1997 A
             (AMBAC)  .......................................................  5.00    07/01/28       981,640
-----------                                                                                      -------------
  2,000                                                                                             2,060,530
-----------                                                                                      -------------
            Transportation Facilities Revenue (12.7%)
  1,000     Phoenix, Street & Highway User Refg Ser 1993 ....................  5.125   07/01/11     1,022,360
  1,000     Phoenix Civic Improvement Corporation, Airport Terminal Excise
             Tax
             Ser 1998 (AMT)  ................................................  5.00    07/01/14       991,230
  1,000     Tucson,
             Street & Highway User Sr Lien Refg Ser 1993  ...................  5.50    07/01/09     1,057,590
  1,000      Street & Highway User Sr Lien Refg Ser 1996 (MBIA)  ............  6.00    07/01/10     1,133,640
  1,000     Puerto Rico Highway & Transportation Authority, Ser 1998 A  .....  4.75    07/01/38       937,210
-----------                                                                                      -------------
  5,000                                                                                             5,142,030
-----------                                                                                      -------------
            Water & Sewer Revenue (25.6%)
  1,000     Arizona Wastewater Management Authority, Wastewater Ser 1992 A
             (AMBAC)  .......................................................  5.95    07/01/12     1,073,190
  1,000     Arizona Water Infrastructure Finance Authority, Water Quality
             Ser 1998 A (MBIA)(WI)  .........................................  5.00    07/01/17       987,500
    750     Chandler,
             Water & Sewer Refg Ser 1991 (FGIC) .............................  7.00    07/01/12       814,072
  1,000      Water & Sewer Refg Ser 1992 (FGIC) .............................  6.25    07/01/13     1,084,450
  1,000     Gilbert, Water & Wastewater Refg Ser 1992 (FGIC)  ...............  6.50    07/01/22     1,111,940
  1,000     Mesa, Utility Ser 1998 (MBIA) ...................................  4.50    07/02/18       922,720
  1,000     Phoenix Civic Improvement Corporation,
             Wastewater Jr Lien Ser 1994 ....................................  5.45    07/01/19     1,028,250
  1,000      Wastewater Refg Ser 1993  ......................................  4.75    07/01/23       942,630
  2,200     Tucson, Water Refg Ser 1991 .....................................  6.50    07/01/16     2,365,792
-----------                                                                                      -------------
  9,950                                                                                            10,330,544
-----------                                                                                      -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------------
            Refunded (3.1%)
   $1,150   Arizona Health Facilities Authority, Phoenix Baptist Hospital &
             Medical
-----------
             Center Inc & Medical Environments Inc Ser 1992 (MBIA) (ETM) ....  6.25%   09/01/11    $1,254,501
                                                                                                 -------------
   36,360   TOTAL ARIZONA TAX-EXEMPT MUNICIPAL BONDS
            (Identified Cost $35,795,730)  ..................................                      37,901,075
-----------                                                                                      -------------
            SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.0%)
      200   Maricopa County, Arizona Public Service Co Ser 1994 F (Demand
             06/01/98)  .....................................................  4.00*   05/01/29       200,000
    1,400   Tempe, Excise Tax Ser 1998 (Demand 06/01/98) ....................  4.00*   07/01/23     1,400,000
-----------                                                                                      -------------
    1,600   TOTAL SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------
            (Identified Cost $1,600,000) ....................................                       1,600,000
                                                                                                 -------------

 $37,960  TOTAL INVESTMENTS (Identified Cost $37,395,730) (a)  .....................   97.8%   39,501,075
=========
          CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................    2.2       886,607
                                                                                    -------- ------------
          NET ASSETS  ..............................................................  100.0%  $40,387,682
                                                                                    ======== ============

------------
AMT          Alternative Minimum Tax.
COPs         Certificates of Participation.
ETM          Escrowed to maturity.
WI           Security purchased on a "when-issued" basis.
*            Current coupon of variable rate demand obligation.
**           A portion of this security is segregated in connection with the purchase of a "when-issued" security.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,145,675 and the aggregate gross unrealized depreciation is $40,330, resulting in net unrealized appreciation of $2,105,345.

Bond Insurance:
AGRC         Asset Guaranty Reinsurance Company.
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (95.6%)
            General Obligation (6.0%)
   $2,000   California, Various Purpose 04/01/93 (FSA)  .....................  5.50 %   04/01/19    $2,049,040
    2,500   Carlsbad Unified School District, Ser 1997 (FGIC)  ..............  0.00     11/01/16       976,250
    3,000   Mojave Water Agency, Impr Dist M Morongo Basin Pipeline Refg
             Ser 1996 (FGIC)  ...............................................  5.80     09/01/22     3,188,010
-----------                                                                                       --------------
    7,500                                                                                            6,213,300
-----------                                                                                       --------------
            Educational Facilities Revenue (12.0%)
            California Educational Facilities Authority,
    2,000    Carnegie Institution of Washington 1993 Ser A  .................  5.60     10/01/23     2,057,960
    4,000    Claremont Colleges Ser 1992  ...................................  6.375    05/01/22     4,281,600
    2,000    Loyola Marymount University Refg Ser 1992  .....................  6.00     10/01/14     2,088,120
    1,500    University of San Diego Refg Ser 1998 (AMBAC)  .................  4.75     10/01/15     1,456,755
    2,500    University of Southern California Ser 1993 B  ..................  5.80     10/01/15     2,646,575
-----------                                                                                       --------------
   12,000                                                                                           12,531,010
-----------                                                                                       --------------
            Electric Revenue (11.7%)
    2,000   Kings River Conservation District, Pine Flat Power Ser D  .......  6.00     01/01/17     2,093,060
    2,000   Los Angeles Department of Water & Power, Refg Issue of 1993
             (Secondary AMBAC)  .............................................  5.375    09/01/23     2,021,960
    1,000   Sacramento Municipal Utility District, Refg 1993 Ser D (MBIA)  ..  5.625    11/15/15     1,039,080
    5,000   Southern California Public Power Authority, Mead -Phoenix
             (AMBAC)  .......................................................  5.15     07/01/15     5,143,300
    2,000   Turlock Irrigation District, Refg 1998 Ser A (MBIA)  ............  5.00     01/01/26     1,953,100
-----------                                                                                       --------------
   12,000                                                                                           12,250,500
-----------                                                                                       --------------

            Hospital Revenue (15.2%)
            California Health Facilities Financing Authority,
    2,000    Catholic Health Corp Ser 1992 (MBIA)  ..........................  6.00     07/01/13     2,155,080
    2,000    Cedars-Sinai Medical Center Ser 1997 A (MBIA)  .................  5.25     08/01/27     1,999,840
    3,000    Scripps Memorial Hospitals Ser 1992 A (MBIA)  ..................  6.375    10/01/22     3,273,690
            California Statewide Communities Development Authority,
    2,000    Cedars-Sinai Medical Center Ser 1992 COPs  .....................  6.50     08/01/12     2,282,100
    2,000    John Muir/Mount Diablo Health COPs (MBIA)  .....................  5.125    08/15/22     1,968,500
            Duarte,
    2,000    City of Hope National Medical Center Ser 1993 COPs  ............  6.00     04/01/08     2,107,380
    2,000    City of Hope National Medical Center Ser 1993 COPs  ............  6.125    04/01/13     2,102,820
-----------                                                                                       --------------
   15,000                                                                                           15,889,410
-----------                                                                                       --------------
            Industrial Development/Pollution Control Revenue (2.6%)
            California Pollution Control Financing Authority,
    1,000    Pacific Gas & Electric Co 1992 Ser A (AMT)  ....................  6.625    06/01/09     1,087,680
    1,500    San Diego Gas and Electric Co 1996 Ser A  ......................  5.90     06/01/14     1,652,745
-----------                                                                                       --------------
    2,500                                                                                            2,740,425
-----------                                                                                       --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            Mortgage Revenue -Multi-Family (2.0%)
   $2,000   California Housing Finance Agency, Rental II 1992 Ser B  ........  6.70 %   08/01/15    $2,127,800
-----------                                                                                       --------------
            Mortgage Revenue -Single Family (4.9%)
      690   California Housing Finance Agency, Home 1991 Ser C (AMT)(MBIA)  .  7.00     08/01/23       736,416
    3,000   California Rural Home Finance Authority, 1997 Ser A  ............  7.00     09/01/29     3,398,940
      935   Puerto Rico Housing Finance Corporation, Portfolio One
             GNMA-Backed
             Ser C  .........................................................  6.85     10/15/23     1,000,460
-----------                                                                                       --------------
    4,625                                                                                            5,135,816
-----------                                                                                       --------------
            Public Facilities Revenue (7.8%)
    5,000   Anaheim Public Financing Authority, 1997 Ser C (FSA)  ...........  0.00     09/01/26     1,149,550
    2,000   San Francisco California Redevelopment Agency, Ser 1998 (FSA)  ..  5.00     07/01/25     1,953,500
    2,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C    6.375    09/01/13     2,133,620
    2,700   Torrance, Refg 1991 COPs  .......................................  6.80     07/01/12     2,924,964
-----------                                                                                       --------------
   11,700                                                                                            8,161,634
-----------                                                                                       --------------
            Tax Allocation Revenue (1.0%)
    1,000   Industry Urban-Development Agency,
             Transportation-Distribution-Industrial Redev Proj #3 1992 Refg    6.90     11/01/16     1,092,730
-----------                                                                                       --------------
            Transportation Facilities Revenue (9.0%)
    2,000   Los Angeles County Transportation Commission, Sales Tax Ser
             1991-B  ........................................................  6.50     07/01/13     2,144,120
    2,000   San Francisco Bay Area Rapid Transit District, Sales Tax Ser
             1998 (AMBAC)                                                      4.75     07/01/23     1,893,340
            San Joaquin Hills Transportation Corridor Agency,
    3,000    Toll Road Refg Ser 1997 A (MBIA)  ..............................  0.00     01/15/26       712,830
    2,000    Toll Road Refg Ser 1997 A (MBIA)  ..............................  5.25     01/15/30     2,001,480
    5,000    Toll Road Refg Ser 1997 A (MBIA)  ..............................  0.00     01/15/35       739,650
    2,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A  .....  4.75     07/01/38     1,874,420
-----------                                                                                       --------------
   16,000                                                                                            9,365,840
-----------                                                                                       --------------
            Water & Sewer Revenue (16.9%)
    1,000   Alameda County Water District, 1992 COPs (MBIA)  ................  6.20     06/01/13     1,079,150
      745   California Department of Water Resources, Central Valley Ser J-2   6.00     12/01/20       787,800
    1,000   Contra Costa Water Authority, 1992 Ser E (AMBAC)  ...............  6.25     10/01/12     1,159,160
    3,000   East Bay Municipal Utility District, Water Refg Ser 1992  .......  6.00     06/01/20     3,174,870
    4,000   Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A
             COPs (FGIC)  ...................................................  4.75     07/01/23     3,775,880
    1,000   Los Angeles, Wastewater 1991 Ser C  .............................  7.10     06/01/18     1,048,760
    2,600   Metropolitan Water District of Southern California, Waterworks
             1997 Ser A .....................................................  5.00     07/01/26     2,538,536
    2,000   San Francisco Public Utilities Commission, Water 1992 Refg Ser A   6.00     11/01/15     2,119,000
    2,000   Stockton, Waste Water 1998 Ser A (MBIA)  ........................  5.00     09/01/23     1,949,440
-----------                                                                                       --------------
   17,345                                                                                           17,632,596
-----------                                                                                       --------------


                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            Refunded (6.5%)
    $2,000  Los Angeles County, 1991 Master Refg COPs  ......................  6.708%  05/01/01  +   $2,183,000
     4,000  San Diego County Water Authority, Ser 1991-B COPs (MBIA)  .......  6.30    04/27/06  +    4,597,360
-----------                                                                                       --------------
     6,000                                                                                            6,780,360
-----------                                                                                       --------------
   107,670  TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS
            (Identified Cost $93,963,592)  .......................................................   99,921,421
-----------                                                                                       --------------
            SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.0%)
     2,000  California Health Facilities Financing Authority, Adventist
             Health West 1998 Ser A (MBIA)(Demand 06/01/98)  ................  3.75 *  09/01/28       2,000,000
     1,100  California Statewide Communities Development Authority, House
             Ear Institute 1993 Ser A COPs (Demand 06/01/98)  ...............  3.75 *  12/01/18       1,100,000
-----------                                                                                       --------------
     3,100  TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $3,100,000)  ........................................................    3,100,000
-----------                                                                                       --------------
  $110,770  TOTAL INVESTMENTS (Identified Cost $97,063,592) (a)  .....................       98.6%  103,021,421
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................        1.4     1,514,282
                                                                                      ----------- --------------
            NET ASSETS  ..............................................................      100.0% $104,535,703
                                                                                      =========== ==============

------------
AMT         Alternative Minimum Tax.
COPs        Certificates of Participation.
+           Prerefunded to call date shown.
*           Current coupon of variable rate demand obligation.
(a)         The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $6,123,829 and the aggregate gross unrealized depreciation is $166,000, resulting in net unrealized appreciation of $5,957,829.

Bond Insurance:
AMBAC       AMBAC Indemnity Corporation.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            FLORIDA TAX-EXEMPT MUNICIPAL BONDS (94.4%)
            General Obligation (2.6%)
   $1,500   Florida Board of Education, Capital Outlay Refg Ser 1992 A  .....  6.40 %   06/01/19    $1,620,525
-----------                                                                                       -------------
            Educational Facilities Revenue (2.5%)
    1,500   Volusia County Educational Facilities Authority, Embry-Riddle
             Aeronautical University Ser 1996 A .............................  6.125    10/15/16     1,600,170
-----------                                                                                       -------------
            Electric Revenue (14.2%)
    2,000   Jacksonville Electric Authority, St Johns River Power Park Issue
             2 Ser 7 ........................................................  5.50     10/01/14     2,057,520
    1,000   Lakeland, Electric & Water Refg Ser 1996 (FGIC) .................  6.00     10/01/14     1,133,530
            Orlando Utilities Commission,
    1,000    Refg Ser 1993 A ................................................  5.25     10/01/14     1,017,590
    1,000    Ser 1993 .......................................................  5.125    10/01/19       999,290
            Puerto Rico Electric Power Authority,
    2,000    Power Ser DD (FSA) .............................................  4.50     07/01/19     1,853,280
    2,000    Power Ser O  ...................................................  5.00     07/01/12     2,000,740
-----------                                                                                       -------------
    9,000                                                                                            9,061,950
-----------                                                                                       -------------
            Hospital Revenue (8.4%)
    1,000   Alachua County Health Facilities Authority, Shands Teaching
             Hospital & Clinics Ser 1996 A (MBIA) ...........................  6.25     12/01/11     1,162,420
    1,000   Jacksonville, University Medical Center Inc Ser 1992 (Connie
             Lee)  ..........................................................  6.60     02/01/21     1,083,000
    1,000   Orange County Health Facilities Authority, Adventist
             Health/Sunbelt
             Ser 1995 (AMBAC)  ..............................................  5.25     11/15/20       999,980
      965   Polk County Industrial Development Authority, United Haven
             Hospital
             1985 Ser 2 (MBIA)  .............................................  6.25     09/01/15     1,052,825
    1,000   Tampa Health System, Catholic Health East Health Ser 1998 A
             (MBIA) .........................................................  5.50     11/15/14     1,073,100
-----------                                                                                       -------------
    4,965                                                                                            5,371,325
-----------                                                                                       -------------
            Industrial Development/Pollution Control Revenue (8.5%)
            Citrus County,
      500    Florida Power Corp Refg Ser 1992 B .............................  6.35     02/01/22       541,505
    2,000    Florida Power Corp Refg Ser 1992 A  ............................  6.625    01/01/27     2,174,780
    1,500   St Johns County Industrial Development Authority, Professional
             Golf Hall of Fame Ser 1996 (MBIA) ..............................  5.80     09/01/16     1,604,670
    1,000   St Lucie County, Florida Power & Light Co Ser 1992 (AMT)  .......  6.70     05/01/27     1,088,060
-----------                                                                                       -------------
    5,000                                                                                            5,409,015
-----------                                                                                       -------------
            Mortgage Revenue -Single Family (3.5%)
      505   Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA) .  7.00     03/01/13       533,952
      375   Florida Housing Finance Agency, GNMA Collateral 1990 Ser G-1
             (AMT) ..........................................................  7.90     03/01/22       396,585
    1,230   Puerto Rico Housing Finance Corporation, Portfolio One
             GNMA-Backed
             Ser C ..........................................................  6.85     10/15/23     1,316,112
-----------                                                                                       -------------
    2,110                                                                                            2,246,649
-----------                                                                                       -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (13.3%)
   $2,000   Manatee County School Board, COPs (MBIA)  .......................  4.875%   07/01/18    $1,948,660
    1,000   Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC)  ....  6.15     10/01/20     1,084,100
    2,000   Orlando, Capital Improvement Refg Ser 1992 ......................  6.00     10/01/22     2,118,700
    3,000   Palm Beach County, Criminal Justice Ser 1997 (FGIC)  ............  5.75     06/01/13     3,319,320
-----------                                                                                       -------------
    8,000                                                                                            8,470,780
-----------                                                                                       -------------
            Resource Recovery Revenue (1.7%)
    1,000   Lee County, Solid Waste Ser 1991 A (AMT)(MBIA) ..................  6.50     10/01/13     1,078,200
-----------                                                                                       -------------
            Transportation Facilities Revenue (20.7%)
            Dade County,
    1,000    Aviation 1992 Ser B (AMT)(MBIA) ................................  6.60     10/01/22     1,093,780
    1,000    Seaport Refg Ser 1996 (MBIA) ...................................  5.125    10/01/26       994,750
            Greater Orlando Aviation Authority,
    1,000    Ser 1997 (AMT)(FGIC)  ..........................................  5.75     10/01/11     1,091,690
      750    Ser 1992 A (AMT)(FGIC) .........................................  6.50     10/01/12       817,417
    1,000   Hillsborough County Aviation Authority, Tampa Int'l Airport
             Refg Ser 1993 B (FGIC) .........................................  5.60     10/01/19     1,033,310
    1,500   Lee County, Refg Ser 1991 (AMBAC)  ..............................  6.00     10/01/17     1,570,350
            Mid-Bay Bridge Authority,
    3,000    Refg Ser 1993 A (AMBAC) ........................................  5.95     10/01/22     3,242,610
    3,000    Ser 1997 A (AMBAC) .............................................  0.00     10/01/24       749,070
    1,500   Osceola County, Osceola Parkway (MBIA) ..........................  6.10     04/01/17     1,613,340
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A  .....  4.75     07/01/38       937,210
-----------                                                                                       -------------
   14,750                                                                                           13,143,527
-----------                                                                                       -------------
            Water & Sewer Revenue (8.2%)
    2,000   Dade County, Water & Sewer Ser 1995 (FGIC) ......................  5.50     10/01/25     2,063,200
    1,000   Orange County, Water Utilities Ser 1992 (AMBAC) .................  6.25     10/01/17     1,080,800
    1,000   Sunrise, Utility Refg Ser 1998 (AMBAC) ..........................  5.50     10/01/18     1,071,270
    1,000   Tampa, Water & Sewer Ser 1995 (FGIC) ............................  5.125    10/01/17     1,005,460
-----------                                                                                       -------------
    5,000                                                                                            5,220,730
-----------                                                                                       -------------
            Other Revenue (3.0%)
    2,000   Miami-Dade County, Special Subordinated Ser 1997 B (MBIA)  ......  5.00     10/01/37     1,939,660
-----------                                                                                       -------------
            Refunded (7.8%)
      500   Cape Canaveral Hospital District, Cape Canaveral Hospital Ser
             1991 COPs (AMBAC)  .............................................  6.875    01/01/01+      543,765
    1,000   Hillsborough County Industrial Authority, Allegany Health/John
             Knox Village of Tampa Bay Inc Ser 1992 (MBIA) ..................  6.375    12/01/03+    1,089,170
    1,000   South Broward Hospital District, Ser 1991 B & C (AMBAC) .........  6.611    05/01/01+    1,089,720
    2,000   Sunrise, Utility Ser 1996 A (AMBAC) .............................  5.75     10/01/06+    2,218,280
-----------                                                                                       -------------
    4,500                                                                                            4,940,935
-----------                                                                                       -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
   $59,325  TOTAL FLORIDA TAX-EXEMPT MUNICIPAL BONDS
-----------
            (Identified Cost $56,114,369)  ....................................................... $60,103,466
                                                                                                  -------------
            SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.9%)
     1,450  Escambia County, Gulf Power Co Ser 1997 (Demand 06/01/98)  ......  4.00*%   07/01/22     1,450,000
     1,000  Hillsborough County Industrial Development Authority, Tampa
             Electric Co Ser 1992 (Demand 06/01/98)  ........................  3.85*    05/15/18     1,000,000
-----------                                                                                       -------------
     2,450  TOTAL SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------
            (Identified Cost $2,450,000) .........................................................   2,450,000
                                                                                                  -------------
   $61,775  TOTAL INVESTMENTS (Identified Cost $58,564,369) (a) ......................    98.3%     62,553,466
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................     1.7       1,089,489
                                                                                                  -------------
            NET ASSETS ...............................................................   100.0%    $63,642,955
                                                                                      =========== =============

------------
AMT          Alternative Minimum Tax.
COPs         Certificates of Participation.
+            Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $3,994,004 and the aggregate gross unrealized depreciation is $4,907, resulting in net unrealized appreciation of $3,989,097.

Bond Insurance:
AMBAC        AMBAC Indemnity Corporation.
Connie Lee   Connie Lee Insurance Company.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS (90.5%)
            General Obligation (4.0%)
  $ 500     Massachusetts, Refg 1992 Ser B  .................................  6.50 %   08/01/08        $ 585,325
-----------                                                                                         -------------
            Educational Facilities Revenue (20.4%)
            Massachusetts Health & Educational Facilities Authority,
    400      Boston University Ser K & L (MBIA)  ............................  6.66     10/01/31          434,980
    400      Suffolk University Ser B (Connie Lee)  .........................  6.25     07/01/12          429,108
    300      Suffolk University Ser C (Connie Lee)  .........................  5.75     07/01/26          315,942
    500      University of Massachusetts Foundation Inc/Medical School
              Research
              Ser A (Connie Lee)  ...........................................  6.00     07/01/23          536,625
            Massachusetts Industrial Finance Agency,
    500      College of the Holy Cross 1996 Issue (MBIA)  ...................  5.50     03/01/16          518,680
    300      Mount Holyoke College Refg Ser 1992 A (MBIA)  ..................  6.30     07/01/13          322,248
    500      Tufts University Ser H (MBIA)  .................................  4.75     02/15/28          469,700
-----------                                                                                         -------------
  2,900                                                                                                3,027,283
-----------                                                                                         -------------
            Electric Revenue (9.8%)
    500     Massachusetts Municipal Wholesale Electric Company, Power Supply
             1992 Ser C  ....................................................  6.625    07/01/18        538,240
            Puerto Rico Electric Power Authority,
    400      Power Ser DD (FSA)  ............................................  4.50     07/01/19        370,656
    500      Power Ser X  ...................................................  6.00     07/01/15        540,925
-----------                                                                                        -------------
  1,400                                                                                               1,449,821
-----------                                                                                        -------------
            Hospital Revenue (15.6%)
    500     Boston, Boston City Hospital -FHA Insured Mtge Refg Ser B  ......  5.75     02/15/13       517,300
            Massachusetts Health & Educational Facilities Authority,
    500      Lahey Clinic Medical Center Ser B (MBIA)  ......................  5.625    07/01/15       517,230
  1,000      Massachusetts General Hospital Ser F (MBIA)  ...................  6.00     07/01/15     1,064,600
    200      McLean Hospital Ser C (FGIC)  ..................................  6.625    07/01/15       218,878
-----------                                                                                        -------------
  2,200                                                                                              2,318,008
-----------                                                                                        -------------
            Industrial Development/Pollution Control Revenue (7.0%)
  1,000     Massachusetts Industrial Finance Agency, Eastern Edison Co Refg
             Ser 1993 .......................................................  5.875    08/01/08     1,038,990
-----------                                                                                        -------------
            Mortgage Revenue -Multi-Family (3.4%)
    470     Massachusetts Housing Finance Agency, Rental 1994 Ser A
             (AMT)(AMBAC) ...................................................  6.60     07/01/14       506,214
-----------                                                                                        -------------
            Mortgage Revenue -Single Family (4.6%)
            Massachusetts Housing Finance Agency,
    435      Ser 21 (AMT)  ..................................................  6.30     06/01/25       451,917
    220      Ser 21 (AMT)  ..................................................  7.125    06/01/25       235,662
-----------                                                                                        -------------
    655                                                                                                687,579
-----------                                                                                        -------------
            Student Loan Revenue (4.0%)
    130     Massachusetts Educational Facilities Authority, Education Loan
             Issue D
             Ser A 1991 (AMT)(MBIA)  ........................................  7.25     01/01/09       140,180
    400     New England Education Loan Marketing Corporation, 1992 Sub Issue
             H (AMT)  .......................................................  6.90     11/01/09       450,268
-----------                                                                                        -------------
    530                                                                                                590,448
-----------                                                                                        -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (10.6%)
      $500  Massachusetts Bay Transportation Authority, 1998 Ser A (MBIA)  ..  5.50%   03/01/15       $534,570
       500  Massachusetts Port Authority, Refg Ser 1998 A  ..................  5.75    07/01/12        550,910
       500  Massachusetts Turnpike Authority, 1997 Ser A (MBIA)  ............  5.00    01/01/37        481,790
-----------                                                                                       -------------
     1,500                                                                                           1,567,270
-----------                                                                                       -------------
            Water & Sewer Revenue (10.4%)
       500  Boston Water & Sewer Commission, 1992 Ser A  ....................  5.75    11/01/13        548,450
       500  Massachusetts Water Pollution Abatement Trust, Pool Ser 2  ......  5.70    02/01/12        534,285
       500  Massachusetts Water Resources Authority, 1998 Ser A (FSA)  ......  4.75    08/01/27        466,375
-----------                                                                                       -------------
     1,500                                                                                           1,549,110
-----------                                                                                       -------------
            Refunded (0.7%)
       100  Massachusetts Health & Educational Facilities Authority, Amherst
             College Ser E  .................................................  6.80    11/01/01  +     110,364
-----------                                                                                       -------------
    12,755  TOTAL MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS
            (Identified Cost $12,538,864)  .......................................................  13,430,412
-----------                                                                                       -------------
            SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.1%)
       700  Massachusetts Industrial Finance Agency, New England Power Co
             1992 Ser (Demand 06/01/98)  ....................................  3.90*   10/01/22        700,000
       200  Massachusetts Health & Educational Facilities Authority, Capital
             Assets Ser D (MBIA)(Demand 06/01/98)  ..........................  3.70*   01/01/35        200,000
-----------                                                                                       -------------
       900  TOTAL SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------
            (Identified Cost $900,000)  ..........................................................     900,000
                                                                                                  -------------
   $13,655  TOTAL INVESTMENTS (Identified Cost $13,438,864) (a)  .....................       96.6%  14,330,412
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................        3.4      501,801
                                                                                      ----------- -------------
            NET ASSETS  ..............................................................      100.0% $14,832,213
                                                                                      =========== =============

------------
AMT          Alternative Minimum Tax.
+            Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $900,716 and the aggregate gross unrealized depreciation is $9,168, resulting in net unrealized appreciation of $891,548.

Bond Insurance:
AMBAC        AMBAC Indemnity Corporation.
Connie Lee   Connie Lee Insurance Company.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            MICHIGAN TAX-EXEMPT MUNICIPAL BONDS (93.5%)
            General Obligation (19.6%)
  $ 800     Chelsea School District, 1995 Bldg & Site (FGIC)  ...............  5.875%   05/01/25     $ 846,904
    500     Detroit, Ser 1997 A (MBIA)  .....................................  5.00     04/01/18       491,935
    800     Holly Area School District, 1995 Bldg & Site (FGIC)  ............  5.375    05/01/13       826,000
    800     Mona Shores Public Schools, 1995 Bldg & Site (FGIC)  ............  5.80     05/01/17       851,104
    800     Puerto Rico, Pub Impr Ser 1998 (MBIA)  ..........................  4.875    07/01/23       775,744
-----------                                                                                       -------------
  3,700                                                                                              3,791,687
-----------                                                                                       -------------
            Educational Facilities Revenue (13.1%)
    800     Central Michigan University, Refg Ser 1993 (AMBAC)  .............  5.50     10/01/10       836,464
    800     Michigan State University, Ser 1992 A  ..........................  6.00     08/15/16       850,552
    800     Oakland University, Board of Trustees, Ser 1995 (MBIA)  .........  5.75     05/15/26       841,712
-----------                                                                                       -------------
  2,400                                                                                              2,528,728
-----------                                                                                       -------------
            Electric Revenue (9.2%)
    500     Michigan Public Power Agency, Belle River 1993 A  ...............  5.25     01/01/18      500,250
    500     Wyandotte, Electric Refg 1992 (MBIA)  ...........................  6.25     10/01/17      544,005
    800     Puerto Rico Electric Power Authority, Power Ser DD (FSA)  .......  4.50     07/01/19      741,312
-----------                                                                                       -------------
  1,800                                                                                             1,785,567
-----------                                                                                       -------------
            Hospital Revenue (7.2%)
    585     Flint Hospital Building Authority, Hurley Medical Center Refg
             Ser 1998 A  ....................................................  5.25     07/01/16      576,243
    800     Michigan Hospital Finance Authority, Mercy Health Services 1996
             Ser R
             (AMBAC)  .......................................................  5.375    08/15/16      813,456
-----------                                                                                       -------------
  1,385                                                                                             1,389,699
-----------                                                                                       -------------
            Industrial Development/Pollution Control Revenue (2.9%)
    500     Monroe County, Detroit Edison Co Collateralized Ser 1-1992 (AMT)
             (MBIA)  ........................................................  6.875    09/01/22      551,295
-----------                                                                                       -------------
            Mortgage Revenue -Multi-Family (10.0%)
            Michigan Housing Development Authority,
    500      Rental Ser 1992 A  .............................................  6.60     04/01/12      540,515
    915      1992 Ser A (FSA)  ..............................................  6.50     04/01/23      970,101
    400      Ser 1990 A (AMT)  ..............................................  7.70     04/01/23      429,108
-----------                                                                                       -------------
  1,815                                                                                             1,939,724
-----------                                                                                       -------------
            Public Facilities (5.5%)
  1,000     Michigan Building Authority, Refg Ser I  ........................  6.25     10/01/20    1,068,280
-----------                                                                                       -------------
            Transportation Facilities Revenue (3.8%)
    250     Wayne County, Detroit Metropolitan Wayne County Airport Sub Lien
             Ser 1991 B (AMT)(MBIA)  ........................................  6.75     12/01/21      271,737
    500     Puerto Rico Highway & Transportation Authority, Ser 1998 A  .....  4.75     07/01/38      468,605
-----------                                                                                       -------------
    750                                                                                               740,342
-----------                                                                                       -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (7.6%)
            Detroit,
    $1,000   Sewage Refg Ser 1993 A (FGIC)  .................................  5.70 %   07/01/23    $1,037,630
       400   Water Supply Refg Ser 1992 (FGIC)  .............................  6.375    07/01/22       436,508
-----------                                                                                       -------------
     1,400                                                                                           1,474,138
-----------                                                                                       -------------
            Refunded (14.6%)
     1,000  Detroit, Water Supply Refg Ser 1992 (FGIC)  .....................  6.375   07/01/02+     1,098,760
            University of Michigan,
       400   Ser 1990  ......................................................  6.375   12/01/00+       422,464
     1,200   Medical Service Plan Ser 1991  .................................  6.50    12/01/01+     1,300,416
-----------                                                                                       -------------
     2,600                                                                                           2,821,640
-----------                                                                                       -------------
    17,350  TOTAL MICHIGAN TAX-EXEMPT MUNICIPAL BONDS
            (Identified Cost $16,971,113)  .......................................................  18,091,100
-----------                                                                                       -------------
            SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.7%)
       500  Delta County Economic Development Corporation, Mead-Escanaba
             Paper Corp 1985 Ser E (Demand 06/01/98)  .......................  4.00 *   12/01/23       500,000
       400  Royal Oak Hospital Finance Authority, William Beaumont Hospital
             Ser 1996 J (Demand 06/01/98)  ..................................  4.00 *   01/01/03       400,000
-----------                                                                                       -------------
       900  TOTAL SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $900,000)  ..........................................................     900,000
-----------                                                                                       -------------
   $18,250  TOTAL INVESTMENTS (Identified Cost $17,871,113) (a)  .....................    98.2%     18,991,100
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................     1.8         345,816
                                                                                      ----------- -------------
            NET ASSETS  ..............................................................   100.0%    $19,336,916
                                                                                      =========== =============

------------
AMT          Alternative Minimum Tax.
+            Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $1,119,987.

Bond Insurance:
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE       VALUE
-------------------------------------------------------------------------------------------------------------
            MINNESOTA TAX-EXEMPT MUNICIPAL BONDS (96.4%)
            General Obligation (8.5%)
            Minneapolis,
     $100    Sales Tax Refg Ser 1992 ........................................  6.25 %   04/01/12    $108,599
      300    Dtd 08/15/92 ...................................................  5.90     12/01/13     319,092
      300   Minnesota, Various Purpose Refg Ser 1998 (WI) ...................  5.00     06/01/16     301,158
-----------                                                                                       -----------
      700                                                                                            728,849
-----------                                                                                       -----------
            Educational Facilities Revenue (14.5%)
            Minnesota Higher Education Facilities Authority,
      200    Northfield St Olaf College 1992 ................................  6.40     10/01/21     217,200
    1,000    University of Minnesota Ser 1993 A .............................  4.80     08/15/03   1,024,420
-----------                                                                                       -----------
    1,200                                                                                          1,241,620
-----------                                                                                       -----------
            Electric Revenue (9.6%)
      400   Southern Minnesota Municipal Power Agency, Ser 1993 B ...........  5.00     01/01/13     397,120
      400   Western Minnesota Municipal Power Agency, Refg 1996 Ser A
             (AMBAC) ........................................................  5.50     01/01/12     421,612
-----------                                                                                       -----------
      800                                                                                            818,732
-----------                                                                                       -----------
            Hospital Revenue (13.6%)
      400   Robbinsdale, North Memorial Medical Center Ser 1993 A (AMBAC) ...  5.45     05/15/13     413,264
            Rochester,
      200    Mayo Foundation/Mayo Medical Center Ser 1992 I .................  5.75     11/15/21     207,298
      200    Mayo Foundation/Mayo Medical Center Ser 1992 F .................  6.25     11/15/21     216,856
      300   Saint Paul Housing & Redevelopment Authority, Health East Refg
             Ser 1993-A .....................................................  6.625    11/01/17     322,728
-----------                                                                                       -----------
    1,100                                                                                          1,160,146
-----------                                                                                       -----------
            Industrial Development/Pollution Control Revenue (18.3%)
      500   Anoka County, United Power Assoc Ser 1987 A (NRU-CFC Gtd)(AMT)**   6.95     12/01/08     533,385
      400   Bass Brook, Minnesota Power & Light Co Refg Ser 1992 ............  6.00     07/01/22     415,544
            Minneapolis Community Development Agency,
      100    Ltd Tax Supported Common Bond Fund Ser 1991-3 ..................  8.25     12/01/11     114,239
      100    Ltd Tax Supported Common Bond Fund Ser 1991-1 (AMT) ............  8.00     12/01/16     111,596
      400   Minnesota Public Facilities Authority, Water Pollution Control
             1998 Ser A .....................................................  4.75     03/01/19     385,144
-----------                                                                                       -----------
    1,500                                                                                          1,559,908
-----------                                                                                       -----------
            Mortgage Revenue -Multi-Family (6.1%)
      300   Burnsville, Summit Park Apts -FHA Insured Refg Ser 1993 .........  6.00     07/01/33     308,337
      200   Minnesota Housing Finance Agency, Ser 1992 A  ...................  6.95     08/01/17     213,470
-----------                                                                                       -----------
      500                                                                                            521,807
-----------                                                                                       -----------
            Mortgage Revenue -Single Family (10.7%)
      145   Minneapolis-Saint Paul Housing Finance Board, GNMA-Backed Phase
             IX
             Ser 1991 (AMT) .................................................  7.25     08/01/21     152,982


                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE       VALUE
-------------------------------------------------------------------------------------------------------------
            Minnesota Housing Finance Agency,
      $85    Ser 1990 D (AMT) ...............................................  8.00%   01/01/23       $90,052
      435    Ser 1992 C-1 (AMT) .............................................  6.75    07/01/23       460,635
      200    Ser 1992 H (AMT) ...............................................  6.50    01/01/26       210,804
-----------                                                                                       -----------
      865                                                                                             914,473
-----------                                                                                       -----------
            Nursing & Health Related Facilities Revenue (6.4%)
      500   Minneapolis & Saint Paul Housing & Redevelopment Authority,
             Group
-----------
             Health Plan Inc Ser 1992  ......................................  6.75    12/01/13       547,800
                                                                                                  -----------
            Refunded (8.7%)
      300   Hennepin County, Ser 1991 COPs ..................................  6.80    11/15/01  +    326,448
      400   Saint Paul Housing & Redevelopment Authority, Civic Center Ser
             1993 (ETM)  ....................................................  5.45    11/01/13       419,744
-----------                                                                                       -----------
      700                                                                                             746,192
-----------                                                                                       -----------
    7,865   TOTAL MINNESOTA TAX-EXEMPT MUNICIPAL BONDS
-----------
            (Identified Cost $7,780,420) .........................................................  8,239,527
                                                                                                  -----------
            SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.7%)
      100   Beltrami County, Northwood Panelboard Co Ser 1991 (Demand
             06/01/98)  .....................................................  3.95*   12/01/21       100,000
      300   Minneapolis & St Paul Housing & Redevelopment Authority,
             Children's Health Care Ser 1995 B (Demand 06/01/98)  ...........  4.05*   08/15/25       300,000
-----------                                                                                       -----------
      400   TOTAL SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------
            (Identified Cost $400,000) ...........................................................    400,000
                                                                                                  -----------
   $8,265   TOTAL INVESTMENTS (Identified Cost $8,180,420) (a) .......................      101.1%  8,639,527
===========
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS  ..........................       (1.1)    (92,228)
                                                                                      ----------- -----------
            NET ASSETS  ..............................................................      100.0% $8,547,299
                                                                                      =========== ===========

------------
AMT          Alternative Minimum Tax.
COPs         Certificates of Participation.
ETM          Escrowed to maturity.
WI           Security purchased on a "when-issued" basis.
+            Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
**           A portion of this security is segregated in connection with the purchase of a "when-issued" security.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $459,107.

Bond Insurance:
AMBAC        AMBAC Indemnity Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------------
            NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (94.6%)
            General Obligation (2.3%)
   $1,000   New Jersey, Ser 1998  ...........................................  4.50 %  03/01/18     $  932,860
-----------                                                                                      -------------
            Educational Facilities Revenue (15.3%)
            New Jersey Economic Development Authority,
    2,000    Educational Testing Service Ser 1995 A (MBIA) ..................  5.90    05/15/15      2,158,820
    1,000    The Lawrenceville School Ser A 1996  ...........................  5.75    07/01/16      1,076,550
      500    The Seeing Eye Inc 1991 ........................................  7.30    04/01/11        532,135
      500   Rutgers, The State University Refg Ser R ........................  6.50    05/01/13        544,345
    2,000   University of Medicine & Dentistry, 1997 Ser A (MBIA)  ..........  5.00    09/01/17      1,985,180
-----------                                                                                      -------------
    6,000                                                                                           6,297,030
-----------                                                                                      -------------
            Electric Revenue (4.9%)
    2,000   Puerto Rico Electric Power Authority, Power Ser O ...............  5.00    07/01/12     2,000,740
-----------                                                                                      -------------
            Hospital Revenue (12.8%)
    1,000   Camden County Improvement Authority, Catholic Health East Ser
             1998 A
             (AMBAC)  .......................................................  5.00    11/15/28      975,540
            New Jersey Health Care Facilities Financing Authority,
    1,000    AHS Hospital Corp Ser 1997 A (AMBAC)  ..........................  6.00    07/01/13    1,127,160
    1,000    Atlantic City Medical Center Ser C  ............................  6.80    07/01/11    1,101,650
    1,000    Columbus Hospital Ser A  .......................................  7.50    07/01/08    1,066,770
      460    Pascack Valley Hospital Assn Ser 1991  .........................  6.90    07/01/21      491,643
      465    Robert Wood Johnson University Hospital Ser B (MBIA)  ..........  6.625   07/01/16      502,405
-----------                                                                                      -------------
    4,925                                                                                          5,265,168
-----------                                                                                      -------------
            Industrial Development/Pollution Control Revenue (6.5%)
      500   Middlesex County Pollution Control Financing Authority, Amerada
             Hess Corp Refg Ser 1992 ........................................  6.875   12/01/22      546,615
    1,000   New Jersey Economic Development Authority, Elizabethtown Water
             Co
             1995 Ser (AMT)(MBIA) ...........................................  5.60    12/01/25    1,031,210
    1,000   Salem County Pollution Control Financing Authority, E I du Pont
             de Nemours & Co 1992 Ser A (AMT) ...............................  6.125   07/15/22    1,070,520
-----------                                                                                      -------------
    2,500                                                                                          2,648,345
-----------                                                                                      -------------
            Mortgage Revenue -Multi-Family (9.1%)
            New Jersey Housing & Mortgage Finance Agency,
    2,000    1995 Ser A (AMBAC)  ............................................  6.00    11/01/14    2,127,640
    1,000    Presidential Plaza at Newport -FHA Insured Mtges Refg 1991 Ser
              1  ............................................................  7.00    05/01/30    1,083,310
      500    Rental 1991 Ser A (AMT)  .......................................  7.25    11/01/22      526,695
-----------                                                                                      -------------
    3,500                                                                                          3,737,645
-----------                                                                                      -------------
            Nursing & Health Related Facilities Revenue (2.4%)
      920   New Jersey Health Care Facilities Financing Authority, Spectrum
             For Living -FHA Insured Mortgage Refg Ser B  ...................  6.50    02/01/22      995,339
-----------                                                                                      -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (6.1%)
    $1,500  New Jersey Sports & Exposition Authority, State Contract 1993
             Ser A  .........................................................  5.50%  09/01/23     $1,534,050
     1,000  Puerto Rico Infrastructure Financing Authority, Special Tax Ser
             1997 A (AMBAC)  ................................................  5.00   07/01/28        981,640
-----------                                                                                      -------------
     2,500                                                                                          2,515,690
-----------                                                                                      -------------
            Resource Recovery Revenue (2.3%)
       900  Warren County Pollution Control Financing Authority, Warren
             Energy Resource Co Ltd Partnership Ser 1984 (MBIA)  ............  6.60   12/01/07        923,328
-----------                                                                                      -------------
            Transportation Facilities Revenue (14.1%)
     1,500  Delaware River Port Authority, Ser 1995 (FGIC) ..................  5.50   01/01/26      1,546,125
     1,500  New Jersey Highway Authority, Sr Parkway Refg 1992 Ser ..........  6.25   01/01/14      1,625,130
     1,000  New Jersey Turnpike Authority, Ser 1991 C .......................  5.75   01/01/11      1,020,630
     1,500  Port Authority of New York & New Jersey, Cons 99th Ser
             (AMT)(FGIC)  ...................................................  5.75   05/01/15      1,580,235
-----------                                                                                      -------------
     5,500                                                                                          5,772,120
-----------                                                                                      -------------
            Water & Sewer Revenue (18.8%)
     1,000  Atlantic City Municipal Utilities Authority, Refg Ser 1993  .....  5.75   05/01/17      1,034,880
     1,500  Bayonne Municipal Utilities Authority, Water Ser 1997 (MBIA)  ...  5.00   01/01/28      1,472,655
     1,000  Bergen County Utilities Authority, Water 1998 Ser A (FGIC)  .....  4.75   12/15/15        971,000
     1,000  Camden County Municipal Utilities Authority, Sewer Refg Ser 1997
             (FGIC)  ........................................................  5.25   07/15/17      1,014,250
     1,000  Northwest Bergen County Utilities Authority, Refg 1992 Ser
             (MBIA)  ........................................................  6.00   07/15/13      1,085,310
     2,000  Passaic Valley Sewerage Commissioners, Ser 1992 D (AMBAC) .......  5.75   12/01/13      2,132,820
-----------                                                                                      -------------
     7,500                                                                                          7,710,915
-----------                                                                                      -------------
    37,245  TOTAL NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS
-----------
            (Identified Cost $36,310,289) .......................................................  38,799,180
                                                                                                 -------------
            SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATION (3.4%)
     1,400  New Jersey Economic Development Authority, United Water
-----------
             New Jersey Inc Ser 1996 B (AMBAC)(Demand 06/01/98)
             (Identified Cost $1,400,000)  ..................................  3.85*  11/01/25      1,400,000
                                                                                                 -------------
   $38,645  TOTAL INVESTMENTS (Identified Cost $37,710,289) (a) ......................      98.0%  40,199,180
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................       2.0      810,545
                                                                                      ---------- -------------
            NET ASSETS  ..............................................................     100.0% $41,009,725
                                                                                      ========== =============

------------
AMT          Alternative Minimum Tax.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,495,768 and the aggregate gross unrealized depreciation is $6,877, resulting in net unrealized appreciation of $2,488,891.

Bond Insurance:
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT MUNICIPAL BONDS (93.9%)
            General Obligation (14.5%)
     $500   New York City, 1995 Ser D (MBIA)  ...............................  6.20 %  02/01/07     $558,990
      500   New York State, Refg Ser 1995 B  ................................  5.70    08/15/13      529,850
            Puerto Rico,
      300    Public Improvement Refg Ser 1992 A .............................  6.00    07/01/14      318,984
      400    Public Improvement Ser 1998 (MBIA) .............................  4.875   07/01/23      387,872
-----------                                                                                      ------------
    1,700                                                                                          1,795,696
-----------                                                                                      ------------
            Educational Facilities Revenue (21.2%)
      500   Hempstead Industrial Development Agency, Hofstra University Ser
             1996 (MBIA) ....................................................  5.80    07/01/15      538,180
            New York State Dormitory Authority,
      300    Cooper Union Ser 1996 (AMBAC)  .................................  5.375   07/01/16      306,666
      400    Manhattan College Ser 1992 (AGRC) ..............................  6.50    07/01/19      433,564
      800    State University Ser 1993 A  ...................................  5.25    05/15/15      825,448
      500    University of Rochester Ser 1993 A .............................  5.625   07/01/12      524,515
-----------                                                                                      ------------
    2,500                                                                                          2,628,373
-----------                                                                                      ------------
            Electric Revenue (7.5%)
      500   Long Island Power Authority, Electric Ser 1998 A (FSA) ..........  5.125   12/01/22      493,475
      400   Puerto Rico Electric Power Authority, Power Ser X ...............  6.00    07/01/15      432,740
-----------                                                                                      ------------
      900                                                                                            926,215
-----------                                                                                      ------------
            Hospital Revenue (1.7%)
      200   New York State Medical Care Facilities Finance Agency, Insured
             Hospital & Nursing Home -FHA Insured Mtge 1992 Ser A ...........  6.70    08/15/23      217,350
-----------                                                                                      ------------
            Industrial Development/Pollution Control Revenue (15.8%)
      500   New York City Industrial Development Agency, Japan Airlines Co
             1991 (AMT)(FSA) ................................................  6.00    11/01/15      537,010
            New York State Energy Research & Development Authority,
    1,000    Brooklyn Union Gas Co 1991 Ser A & B (AMT) .....................  6.952   07/01/26    1,158,410
      250    Rochester Gas & Electric Corp Ser 1992 B (AMT)(MBIA)  ..........  6.50    05/15/32      270,530
-----------                                                                                      ------------
    1,750                                                                                          1,965,950
-----------                                                                                      ------------
            Mortgage Revenue -Single Family (5.1%)
            New York State Mortgage Agency,
      500    Home Owners Ser 27 .............................................  6.90    04/01/15      539,035
       95    Home Owners Ser UU (AMT) .......................................  7.75    10/01/23      100,876
-----------                                                                                      ------------
      595                                                                                            639,911
-----------                                                                                      ------------
            Public Facilities Revenue (4.3%)
      500   New York City Cultural Resources Trust, The New York Botanical
             Garden Ser 1996 (MBIA) .........................................  5.75    07/01/16      530,850
-----------                                                                                      ------------
            Resource Recovery Revenue (4.4%)
      500   Oneida-Herkimer Solid Waste Management Authority, Ser 1992 ......  6.65    04/01/05      542,900
-----------                                                                                      ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (12.8%)
      $550  Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser
             1995 (MBIA)  ...................................................  5.75 % 01/01/25       $576,229
       500  New York State Thruway Authority, Ser C (FGIC) ..................  6.00   01/01/25        541,730
       500  Puerto Rico Highway & Transportation Authority, Ser 1998 A ......  4.75   07/01/38        468,605
-----------                                                                                      ------------
     1,550                                                                                          1,586,564
-----------
            Water & Sewer Revenue (4.3%)
       500  New York City Municipal Water Finance Authority, 1993 Ser A .....  6.00   06/15/17        529,700
-----------                                                                                      ------------
            Other Revenue (2.3%)
       300  New York City Transitional Finance Authority, 1998 Ser A ........  5.00   08/15/27        291,453
-----------                                                                                      ------------
    10,995  TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS
            (Identified Cost $10,755,500)  ......................................................  11,654,962
-----------                                                                                      ------------
            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATION (4.0%)
       500  Port Authority of New York & New Jersey, Ser 2 (Demand 06/01/98)
             (Identified Cost $500,000) .....................................  3.85 * 05/01/19        500,000
-----------                                                                                      ------------
   $11,495  TOTAL INVESTMENTS (Identified Cost $11,255,500)(a) .......................      97.9%  12,154,962
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................       2.1      258,088
                                                                                      ---------- ------------
            NET ASSETS  ..............................................................     100.0% $12,413,050
                                                                                      ========== ============

------------
AMT          Alternative Minimum Tax.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $899,462.

Bond Insurance:
AGRC         Asset Guaranty Reinsurance Company.
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            OHIO TAX-EXEMPT MUNICIPAL BONDS (97.4%)
            General Obligation (23.6%)
  $ 300     Bedford School District, Ser 1993  ..............................  6.25 %   12/01/13   $  325,713
  1,000     Delaware City School District, Constr & Impr (FGIC)  ............  5.75     12/01/20    1,051,440
    500     Euclid, Ser 1998 (WI)  ..........................................  5.125    12/01/18      501,075
    800     North Olmsted, Various Purpose Impr Ltd Tax Ser 1996 (AMBAC)  ...  6.20     12/01/11      904,744
    700     Rocky River City School District, Impr Ser 1998 .................  5.375    12/01/17      736,939
    800     Puerto Rico, Public Impr Ser 1998 (MBIA)  .......................  4.875    07/01/23      775,744
-----------                                                                                       -------------
  4,100                                                                                             4,295,655
-----------                                                                                       -------------
            Educational Facilities Revenue (10.6%)
    500     Ohio Higher Educational Facility Commission, Case Western
             Reserve University Ser 1992 ....................................  6.00     10/01/22     531,760
    500     University of Cincinnati, General Receipts Ser G  ...............  7.00     06/01/11     546,480
    800     University of Toledo, Ser 1992 A (FGIC)  ........................  5.90     06/01/20     846,112
-----------                                                                                       -------------
  1,800                                                                                            1,924,352
-----------                                                                                       -------------
            Electric Revenue (7.0%)
    500     Hamilton!, Refg 1992 Ser A (FGIC)  ..............................  6.00     10/15/12     539,360
    800     Puerto Rico Electric Power Authority, Ser DD (FSA)  .............  4.50     07/01/19     741,312
-----------                                                                                       -------------
  1,300                                                                                            1,280,672
-----------                                                                                       -------------
            Hospital Revenue (11.6%)
  1,000     Akron Bath & Copley Joint Township Hospital District, Summa
             Health
             Ser 1992 A **  .................................................  6.25     11/15/07   1,083,860
            Hamilton County,
    475      Bethesda Hospital Inc Ser 1986 A  ..............................  7.00     01/01/09     480,880
    500      Franciscan Sisters of the Poor/Providence Hospital Ser 1992 ....  6.875    07/01/15     539,820
-----------                                                                                       -------------
  1,975                                                                                             2,104,560
-----------                                                                                       -------------
            Industrial Development/Pollution Control Revenue (5.3%)
    400     Ashtabula County, Ashland Oil Inc Refg 1992 Ser A  ..............  6.90     05/01/10      432,340
    500     Ohio Water Development Authority, Dayton Power & Light Co
             Collateralized Refg 1992 Ser A  ................................  6.40     08/15/27      539,415
-----------                                                                                       -------------
    900                                                                                               971,755
-----------                                                                                       -------------
            Mortgage Revenue -Single Family (9.5%)
            Ohio Housing Finance Agency,
    650      GNMA-Backed 1990 Ser A-1 & 2 (AMT)  ............................  6.903    03/24/31      689,787
    990      Residential 1996 Ser B-2 (AMT)  ................................  6.10     09/01/28    1,043,401
-----------                                                                                       -------------
  1,640                                                                                             1,733,188
-----------                                                                                       -------------
            Transportation Facilities Revenue (5.5%)
    500     Ohio Turnpike Commission, 1994 Ser A ............................  5.75     02/15/24      527,965
    500     Puerto Rico Highway & Transportation Authority, Ser 1998 A  .....  4.75     07/01/38      468,605
-----------                                                                                       -------------
  1,000                                                                                               996,570
-----------                                                                                       -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    MATURITY
 THOUSANDS                                                                     RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (18.3%)
   $ 500    Cleveland, Waterworks Impr & Refg Ser H 1996 (MBIA)  ............  5.75 %  01/01/16    $   532,580
   1,000    Montgomery County, Water Ser 1992 (FGIC) ........................  6.25    11/15/17      1,091,920
     800    Northeast Ohio Regional Sewer District, Wastewater Impr Refg
             Ser 1995 (AMBAC)  ..............................................  5.60    11/15/13        846,576
     800    Ohio Water Development Authority, Water Pollution Ser 1995
             (MBIA)  ........................................................  5.60    06/01/10        853,064
-----------                                                                                        -------------
   3,100                                                                                             3,324,140
-----------                                                                                        -------------
            Refunded (6.0%)
   1,000    Clermont County, Mercy Health Ser 1991  .........................  6.733   09/25/01  +   1,099,050
-----------                                                                                        -------------
  16,815    TOTAL OHIO TAX-EXEMPT MUNICIPAL BONDS
-----------
            (Identified Cost $16,636,998)  .......................................................  17,729,942
                                                                                                   -------------
            SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATION (2.2%)
     400    Cuyahoga County, Cleveland Clinic Foundation Ser 1997 D
             (Demand 06/01/98) (Identified Cost $400,000) ...................  4.00 *  01/01/26        400,000
-----------                                                                                        -------------
 $17,215    TOTAL INVESTMENTS (Identified Cost $17,036,998)(a)  ......................       99.6%  18,129,942
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................        0.4      67,940
                                                                                      -----------  -------------
            NET ASSETS ...............................................................      100.0% $18,197,882
                                                                                      ===========  =============

------------
AMT          Alternative Minimum Tax.
WI           Security purchased on a "when-issued" basis.
+            Prerefunded to call date shown.
*            Current coupon of variable rate demand obligation.
**           A portion of this security is segregated in connection with the purchase of a "when-issued" security.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $1,092,944.

Bond Insurance:
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
-------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (91.0%)
            General Obligation (6.1%)
   $2,000   Berks County, Second Ser 1992 (FGIC) ............................  5.75 %  11/15/12   $2,102,460
      500   Cambria County, Ser 1998 (FGIC) .................................  5.50    08/15/16      518,605
      600   Puerto Rico, Public Improvement Refg Ser 1992 A .................  6.00    07/01/14      637,968
-----------                                                                                      ------------
    3,100                                                                                          3,259,033
-----------                                                                                      ------------
            Educational Facilities Revenue (13.8%)
    2,000   Delaware County Authority, Villanova University Ser 1995
             (AMBAC) ........................................................  5.80    08/01/25    2,116,400
            Pennsylvania Higher Educational Facilities Authority,
      750    Allegheny College Impr & Refg Ser 1993 B .......................  6.00    11/01/22      777,645
      500    Temple University First Ser 1991 (MBIA) ........................  6.50    04/01/21      537,650
      265    Thomas Jefferson University 1992 Ser A (MBIA) ..................  6.625   08/15/09      292,046
    1,000    University of Pennsylvania Ser 1998 ............................  4.625   07/15/30      907,730
    1,000   Pennsylvania State University, Second Refg Ser 1992 .............  5.50    08/15/16    1,016,730
    1,000   Swarthmore Borough Authority, Swarthmore College Ser 1992  ......  6.00    09/15/20    1,075,650
      655   University Pittsburgh, Cap 1992 Ser A (MBIA) ....................  6.125   06/01/21      706,581
-----------                                                                                      ------------
    7,170                                                                                          7,430,432
-----------                                                                                      ------------
            Electric Revenue (1.7%)
    1,000   Puerto Rico Electric Power Authority, Power Ser DD (FSA)  .......  4.50    07/01/19      926,640
-----------                                                                                      ------------
            Hospital Revenue (24.6%)
            Allegheny County Hospital Development Authority,
    1,000    Catholic Health East Health Ser 1998 A (AMBAC)  ................  4.875   11/15/26      949,130
    1,000    Presbyterian University Health Inc Ser 1992 B (MBIA)  ..........  6.00    11/01/12    1,079,280
    2,000    UPMC Health Ser 1997 B (MBIA) ..................................  5.00    07/01/16    1,969,500
    2,000   Delaware County Authority, Catholic Health East Health Ser 1998
             A (AMBAC) ......................................................  4.875   11/15/26    1,895,440
    2,000   Lehigh County General Purpose Authority, Lehigh Valley Health
             Network 1998 Ser A (MBIA) ......................................  5.00    07/01/28    1,927,620
            Philadelphia Hospitals & Higher Educational Facilities
             Authority,
    1,750    Chestnut Hill Hospital Ser of 1992 .............................  6.375   11/15/11    1,884,120
    1,000    Children's Hospital of Philadelphia Ser A of 1993  .............  5.375   02/15/14    1,006,350
    1,000    Temple University Hospital 1993 Ser A ..........................  6.50    11/15/08    1,121,880
    1,250   Sayre Health Care Facilities Authority, Ser 1985 (AMBAC)  .......  7.15    12/01/10    1,376,825
-----------                                                                                      ------------
   13,000                                                                                         13,210,145
-----------                                                                                      ------------
            Industrial Development/Pollution Control Revenue (2.0%)
    1,000   Montgomery County Industrial Development Authority, Philadelphia
-----------
             Electric Co Refg 1991 Ser B (MBIA) .............................  6.70    12/01/21    1,088,740
                                                                                                 ------------
            Mortgage Revenue -Multi-Family (2.1%)
            Pennsylvania Housing Finance Agency,
       55    Moderate Rehab Sec 8 Assisted Issue B ..........................  9.00    08/01/01       55,568
    1,000    Ser 1992-35 D (AMT) ............................................  6.20    04/01/25    1,044,720
-----------                                                                                      ------------
    1,055                                                                                          1,100,288
-----------                                                                                      ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
-------------------------------------------------------------------------------------------------------------
            Mortgage Revenue -Single Family (5.2%)
   $2,000   Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT)  .......  7.00 %  10/01/23   $2,138,420
      635   Puerto Rico Housing Finance Corporation, Portfolio One
             GNMA-Backed
             Ser C ..........................................................  6.85    10/15/23      679,457
-----------                                                                                      ------------
    2,635                                                                                          2,817,877
-----------                                                                                      ------------
            Public Facilities Revenue (2.3%)
    1,300   Philadelphia Authority For Industrial Development, The Franklin
             Institute Ser 1998 .............................................  5.20    06/15/26    1,248,117
-----------                                                                                      ------------
            Resource Recovery Revenue (3.9%)
    1,000   Lancaster County Solid Waste Management Authority, 1998 Ser B
             (AMBAC) ........................................................  5.375   12/15/15    1,020,580
    1,000   Montgomery County Industrial Development Authority, Ser 1989  ...  7.50    01/01/12    1,095,410
-----------                                                                                      ------------
    2,000                                                                                          2,115,990
-----------                                                                                      ------------
            Student Loan Revenue (4.0%)
            Pennsylvania Higher Education Assistance Agency,
    1,000    1988 Ser D (AMT)(AMBAC) ........................................  6.05    01/01/19    1,061,360
    1,000    1991 Ser B (AMT)(AMBAC) ........................................  6.854   09/01/26    1,080,600
-----------                                                                                      ------------
    2,000                                                                                          2,141,960
-----------                                                                                      ------------
            Transportation Facilities Revenue (16.4%)
    1,000   Guam, Highway 1992 Ser A (FSA) ..................................  6.30    05/01/12    1,083,830
            Allegheny County, Greater Pittsburgh Int'l Airport,
    1,000    Ser 1997 B (MBIA) ..............................................  5.00    01/01/19      981,050
      500    Ser 1992 (AMT)(FSA) ............................................  6.625   01/01/22      541,095
    2,000   Delaware River Port Authority, Ser 1995 (FGIC) ..................  5.50    01/01/26    2,061,500
    2,000   Pennsylvania Turnpike Commission, Ser O of 1992 (FGIC)  .........  6.00    12/01/12    2,152,140
    1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC)  .........  5.875   12/01/12    1,074,850
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ......  4.75    07/01/38      937,210
-----------                                                                                      ------------
    8,500                                                                                          8,831,675
-----------                                                                                      ------------
            Water & Sewer Revenue (5.0%)
    2,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) ................  6.25    08/01/11    2,297,460
    2,000   Pittsburgh, Water & Sewer Authority, 1998 Ser B (FGIC)  .........  0.00    09/01/28      410,740
-----------                                                                                      ------------
    4,000                                                                                          2,708,200
-----------                                                                                      ------------
            Other Revenue (3.1%)
    1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 ..........  6.60    11/01/09    1,666,665
-----------                                                                                      ------------
            Refunded (0.8%)
      375   Lehigh County Industrial Development Authority, Strawbridge &
             Clothier Refg Ser of 1991 (ETM) ................................  7.20    12/15/01      397,751
-----------                                                                                      ------------
   48,635   TOTAL PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS
-----------
            (Identified Cost $46,303,187) ...................................                     48,943,513
                                                                                                 ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
-------------------------------------------------------------------------------------------------------------
            SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.6%)
      $400  Mountour County, Geisinger Health Ser 1992 B (Demand 06/01/98)  .  4.00*%  07/01/22      $400,000
     2,500  Philadelphia Industrial Development Authority, The Fox Chase
             Cancer Center Ser 1997 (Demand 06/01/98) .......................  4.00*   07/01/25     2,500,000
     1,200  York County Industrial Development Authority, Philadelphia
             Electric Co
             Ser 1993 A (Demand 06/01/98) ...................................  3.95*   08/01/16     1,200,000
-----------                                                                                      ------------
     4,100  TOTAL SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
-----------
            (Identified Cost $4,100,000) ........................................................   4,100,000
                                                                                                 ------------
   $52,735  TOTAL INVESTMENTS (Identified Cost $50,403,187) (a) ......................   98.6%     53,043,513
===========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................    1.4         756,902
                                                                                      ---------- ------------
            NET ASSETS  ..............................................................   98.7%    $53,800,415
                                                                                      ========== ============

------------
AMT          Alternative Minimum Tax.
ETM          Escrowed to maturity.
*            Current coupon of variable rate demand obligation.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,753,796 and the aggregate gross unrealized depreciation is $113,470, resulting in net unrealized appreciation of $2,640,326.

Bond Insurance:
AMBAC        AMBAC Indemnity Corporation.
FGIC         Financial Guaranty Insurance Corporation.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1998 (unaudited)

                                                        ARIZONA       CALIFORNIA      FLORIDA      MASSACHUSETTS
---------------------------------------------------  ------------- --------------  ------------- ---------------
ASSETS:
Investments in securities, at value* ...............  $39,501,075    $103,021,421   $62,553,466     $14,330,412
Cash ...............................................       38,145          52,889       317,754          93,254
Receivable for:
  Investments sold .................................    1,114,982         --             --             167,450
  Interest .........................................      771,057       1,527,285       791,794         255,956
  Shares of beneficial interest sold ...............        1,935          19,277       115,681             512
Prepaid expenses ...................................       13,725          14,424        11,033           5,545
                                                     ------------- --------------  ------------- ---------------
  TOTAL ASSETS .....................................   41,440,919     104,635,296    63,789,728      14,853,129
                                                     ------------- --------------  ------------- ---------------
LIABILITIES:
Payable for:
  Investments purchased ............................      993,889         --             --              --
  Shares of beneficial interest repurchased  .......       15,364           3,000        85,265          --
  Dividends to shareholders ........................       10,589          27,936        16,113           3,735
  Investment management fee ........................       11,941          30,848        18,824           4,392
  Plan of distribution fee .........................        5,118          13,220         8,067           1,882
Accrued expenses ...................................       16,336          24,589        18,504          10,907
                                                     ------------- --------------  ------------- ---------------
  TOTAL LIABILITIES ................................    1,053,237          99,593       146,773          20,916
                                                     ------------- --------------  ------------- ---------------
  NET ASSETS .......................................  $40,387,682    $104,535,703   $63,642,955     $14,832,213
                                                     ============= ==============  ============= ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital ....................................  $37,812,883    $ 97,155,440   $58,405,075     $13,778,970
Accumulated undistributed net investment income  ...       10,585          27,943        16,110           3,735
Accumulated undistributed net realized gain (loss)        458,869       1,394,491     1,232,673         157,960
Net unrealized appreciation ........................    2,105,345       5,957,829     3,989,097         891,548
                                                     ------------- --------------  ------------- ---------------
  NET ASSETS .......................................  $40,387,682    $104,535,703   $63,642,955     $14,832,213
                                                     ============= ==============  ============= ===============
  *IDENTIFIED COST .................................  $37,395,730    $ 97,063,592   $58,564,369     $13,438,864
                                                     ============= ==============  ============= ===============
  SHARES OF BENEFICIAL INTEREST OUTSTANDING  .......    3,773,527       9,439,074     5,719,678       1,319,545
                                                     ============= ==============  ============= ===============
NET ASSET VALUE PER SHARE
 (unlimited authorized shares of $.01 par value)  ..      $10.70          $11.07        $11.13          $11.24
                                                     ============= ==============  ============= ===============
MAXIMUM OFFERING PRICE PER SHARE
 (net asset value plus 4.17% of net asset value)**        $11.15          $11.53        $11.59          $11.71
                                                     ============= ==============  ============= ===============

------------
**    On sales of $25,000 or more, the offering price is reduced.
                          SEE NOTES TO FINANCIAL STATEMENTS

   MICHIGAN      MINNESOTA    NEW JERSEY      NEW YORK
-------------  ------------ -------------  -------------
 $18,991,100    $8,639,527    $40,199,180   $12,154,962
      90,396        89,820        171,277        68,917
      --            --             --            --
     208,392       131,967        685,341       173,683
      62,317        --             11,446        29,503
       8,350         3,927         11,680         6,054
-------------  ------------ -------------  -------------
  19,360,555     8,865,241     41,078,924    12,433,119
-------------  ------------ -------------  -------------
      --           301,825         --            --
      --            --             25,236        --
       4,918         2,131         10,588         3,139
       5,686         2,529         12,139         3,663
       2,437         1,084          5,202         1,570
      10,598        10,373         16,034        11,697
-------------  ------------ -------------  -------------
      23,639       317,942         69,199        20,069
-------------  ------------ -------------  -------------
 $19,336,916    $8,547,299    $41,009,725   $12,413,050
=============  ============ =============  =============
 $17,948,121    $8,104,336    $38,208,937   $11,319,627
       4,918         2,131         10,588         3,138
     263,890       (18,275)       301,309       190,823
   1,119,987       459,107      2,488,891       899,462
-------------  ------------ -------------  -------------
 $19,336,916    $8,547,299    $41,009,725   $12,413,050
=============  ============ =============  =============
 $17,871,113    $8,180,420    $37,710,289   $11,255,500
=============  ============ =============  =============
   1,750,608       794,928      3,719,479     1,101,531
=============  ============ =============  =============
      $11.05       $10.75         $11.03        $11.27
=============  ============ =============  =============
      $11.51       $11.20         $11.49        $11.74
=============  ============ =============  =============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

     OHIO       PENNSYLVANIA
------------- --------------
 $18,129,942    $53,043,513
     110,510         53,414
     197,065         --
     269,469        716,754
       4,799         76,250
       5,063          8,916
------------- --------------
  18,716,848     53,898,847
------------- --------------
     494,411         --
      --             39,434
       4,729         14,152
       5,397         15,828
       2,313          6,784
      12,116         22,234
------------- --------------
     518,966         98,432
------------- --------------
 $18,197,882    $53,800,415
============= ==============
 $17,095,903    $50,910,502
       4,730         14,155
       4,305        235,432
   1,092,944      2,640,326
------------- --------------
 $18,197,882    $53,800,415
============= ==============
 $17,036,998    $50,403,187
============= ==============
   1,650,435      4,872,514
============= ==============
     $11.03         $11.04
============= ==============
     $11.49         $11.50
============= ==============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended May 31, 1998 (unaudited)

                                            ARIZONA     CALIFORNIA     FLORIDA     MASSACHUSETTS
---------------------------------------  ------------ ------------  ------------ ---------------
NET INVESTMENT INCOME:
INTEREST INCOME ........................  $1,139,188    $2,884,605   $1,730,403      $397,305
                                         ------------ ------------  ------------ ---------------
EXPENSES
Investment management fee ..............      72,050       182,628      112,442        25,597
Plan of distribution fee ...............      28,328        74,121       43,222        10,464
Transfer agent fees and expenses  ......       7,443        15,984       10,229         3,011
Professional fees ......................      12,245        13,250       12,267        10,779
Shareholder reports and notices  .......       4,717         9,927        6,875         1,677
Trustees' fees and expenses ............         495         2,839        1,528           435
Custodian fees .........................       1,194         2,882        1,985           809
Registration fees ......................       4,106         1,868        3,047         3,709
Other ..................................       3,654         4,217        4,415         3,101
                                         ------------ ------------  ------------ ---------------
  TOTAL EXPENSES .......................     134,232       307,716      196,010        59,582
Less: expense offset ...................      (1,192)       (2,876)      (1,985)         (809)
                                         ------------ ------------  ------------ ---------------
  NET EXPENSES .........................     133,040       304,840      194,025        58,773
                                         ------------ ------------  ------------ ---------------
  NET INVESTMENT INCOME ................   1,006,148     2,579,765    1,536,378       338,532
                                         ------------ ------------  ------------ ---------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS):
Net realized gain ......................     575,518     1,845,936    1,313,437       141,091
Net change in unrealized appreciation  .    (332,249)     (723,168)    (360,673)       55,423
                                         ------------ ------------  ------------ ---------------
  NET GAIN .............................     243,269     1,122,768      952,764       196,514
                                         ------------ ------------  ------------ ---------------
NET INCREASE ...........................  $1,249,417    $3,702,533   $2,489,142      $535,046
                                         ============ ============  ============ ===============

                      SEE NOTES TO FINANCIAL STATEMENTS

 MICHIGAN    MINNESOTA    NEW JERSEY   NEW YORK
----------  ----------- ------------  ----------
 $530,375     $240,722    $1,132,775   $343,995
----------  ----------- ------------  ----------
   33,540       15,213        72,060     21,844
   13,556        6,218        27,289      7,658
    5,295        2,529        10,194      2,745
   12,494       13,539        12,433     12,359
    2,328        1,085         4,880      1,471
      476          156         1,122        328
    1,050          416         1,474        673
    1,635        1,576         2,981      3,167
    2,133        2,328         3,549      2,205
----------  ----------- ------------  ----------
   72,507       43,060       135,982     52,450
   (1,050)        (416)       (1,474)      (673)
----------  ----------- ------------  ----------
   71,457       42,644       134,508     51,777
----------  ----------- ------------  ----------
  458,918      198,078       998,267    292,218
----------  ----------- ------------  ----------
  277,885       63,142       306,487    204,125
  (82,011)     (18,784)      241,152    (29,798)
----------  ----------- ------------  ----------
  195,874       44,358       547,639    174,327
----------  ----------- ------------  ----------
 $654,792     $242,436    $1,545,906   $466,545
==========  =========== ============  ==========

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

   OHIO      PENNSYLVANIA
---------- --------------
 $507,955     $1,401,230
---------- --------------
   32,268         90,314
   12,211         37,956
    4,664         10,377
   12,358         13,745
    2,377          7,097
      485          1,268
      900          1,869
    1,308          2,704
    2,434          4,626
---------- --------------
   69,005        169,956
     (900)        (1,867)
---------- --------------
   68,105        168,089
---------- --------------
  439,850      1,233,141
---------- --------------
  174,501        235,431
  (26,567)           444
---------- --------------
  147,934        235,875
---------- --------------
 $587,784     $1,469,016
========== ==============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                            ARIZONA                         CALIFORNIA
                                               --------------------------------- ---------------------------------
                                                 FOR THE SIX     FOR THE YEAR      FOR THE SIX     FOR THE YEAR
                                                MONTHS ENDED         ENDED        MONTHS ENDED         ENDED
                                                MAY 31, 1998   NOVEMBER 30, 1997  MAY 31, 1998   NOVEMBER 30, 1997
---------------------------------------------  -------------- -----------------  -------------- -----------------
                                                 (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ........................   $ 1,006,148      $ 2,189,141     $  2,579,765     $  5,412,749
Net realized gain (loss) .....................       575,518         (109,978)       1,845,936           61,340
Net change in unrealized appreciation  .......      (332,249)         271,359         (723,168)       1,234,202
                                               -------------- -----------------  -------------- -----------------
  NET INCREASE ...............................     1,249,417        2,350,522        3,702,533        6,708,291
                                               -------------- -----------------  -------------- -----------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ........................    (1,006,894)      (2,184,122)      (2,580,689)      (5,399,835)
Net realized gain ............................        --               --              --               --
                                               -------------- -----------------  -------------- -----------------
  TOTAL ......................................    (1,006,894)      (2,184,122)      (2,580,689)      (5,399,835)
                                               -------------- -----------------  -------------- -----------------
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST:
Net proceeds from sales ......................     1,115,411        2,336,830        4,731,174        7,477,913
Reinvestment of dividends and distributions  .       494,956        1,079,937        1,180,844        2,501,877
Cost of shares repurchased ...................    (3,355,766)      (7,940,826)      (6,707,228)     (20,938,231)
                                               -------------- -----------------  -------------- -----------------
  NET INCREASE (DECREASE) ....................    (1,745,399)      (4,524,059)        (795,210)     (10,958,441)
                                               -------------- -----------------  -------------- -----------------
  TOTAL INCREASE (DECREASE) ..................    (1,502,876)      (4,357,659)         326,634       (9,649,985)
NET ASSETS:
Beginning of period ..........................    41,890,558       46,248,217      104,209,069      113,859,054
                                               -------------- -----------------  -------------- -----------------
  END OF PERIOD ..............................   $40,387,682      $41,890,558     $104,535,703     $104,209,069
                                               ============== =================  ============== =================
UNDISTRIBUTED NET INVESTMENT INCOME  .........   $    10,585      $    11,331     $     27,943     $     28,867
                                               ============== =================  ============== =================
SHARES ISSUED AND REPURCHASED:
Sold .........................................       104,116          222,217          427,882          695,221
Reinvestment of dividends and distributions  .        46,307          102,819          107,043          232,768
Repurchased ..................................      (313,322)        (756,888)        (607,615)      (1,952,197)
                                               -------------- -----------------  -------------- -----------------
  NET INCREASE (DECREASE) ....................      (162,899)        (431,852)         (72,690)      (1,024,208)
                                               ============== =================  ============== =================

                      SEE NOTES TO FINANCIAL STATEMENTS

             FLORIDA                        MASSACHUSETTS                        MICHIGAN
--------------------------------- --------------------------------- ---------------------------------
  FOR THE SIX      FOR THE YEAR     FOR THE SIX      FOR THE YEAR     FOR THE SIX      FOR THE YEAR
 MONTHS ENDED         ENDED         MONTHS ENDED        ENDED         MONTHS ENDED        ENDED
 MAY 31, 1998   NOVEMBER 30, 1997   MAY 31, 1998  NOVEMBER 30, 1997   MAY 31, 1998  NOVEMBER 30, 1997
--------------  ----------------- --------------  ----------------- --------------  -----------------
  (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
  $ 1,536,378      $  3,374,873     $   338,532      $   724,955      $   458,918      $   986,199
    1,313,437             7,528         141,091           33,483          277,885           (5,611)
     (360,673)          537,792          55,423          179,559          (82,011)         274,701
--------------  ----------------- --------------  ----------------- --------------  -----------------
    2,489,142         3,920,193         535,046          937,997          654,792        1,255,289
--------------  ----------------- --------------  ----------------- --------------  -----------------
   (1,538,038)       (3,366,826)       (338,974)        (722,987)        (459,232)        (982,775)
       --               --               (9,940)          --               --               --
--------------  ----------------- --------------  ----------------- --------------  -----------------
   (1,538,038)       (3,366,826)       (348,914)        (722,987)        (459,232)        (982,775)
--------------  ----------------- --------------  ----------------- --------------  -----------------
    3,553,620         8,867,050         808,589        1,064,313        1,054,662        1,770,777
      541,880         1,179,653         200,335          419,440          259,258          545,749
   (6,491,790)      (16,053,675)       (924,118)      (3,158,448)      (1,684,934)      (3,939,781)
--------------  ----------------- --------------  ----------------- --------------  -----------------
   (2,396,290)       (6,006,972)         84,806       (1,674,695)        (371,014)      (1,623,255)
--------------  ----------------- --------------  ----------------- --------------  -----------------
   (1,445,186)       (5,453,605)        270,938       (1,459,685)        (175,454)      (1,350,741)
   65,088,141        70,541,746      14,561,275       16,020,960       19,512,370       20,863,111
--------------  ----------------- --------------  ----------------- --------------  -----------------
  $63,642,955      $ 65,088,141     $14,832,213      $14,561,275      $19,336,916      $19,512,370
==============  ================= ==============  ================= ==============  =================
  $    16,110      $     17,770     $     3,735      $     4,177      $     4,918      $     5,232
==============  ================= ==============  ================= ==============  =================
      321,014           824,008          72,088           97,718           95,823          164,023
       48,920           109,387          17,891           38,568           23,560           50,741
     (585,119)       (1,491,135)        (82,251)        (291,669)        (152,813)        (366,507)
--------------  ----------------- --------------  ----------------- --------------  -----------------
     (215,185)         (557,740)          7,728         (155,383)         (33,430)        (151,743)
==============  ================= ==============  ================= ==============  =================

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS, continued

                                                           MINNESOTA                        NEW JERSEY
                                               --------------------------------- ---------------------------------
                                                 FOR THE SIX     FOR THE YEAR      FOR THE SIX     FOR THE YEAR
                                                MONTHS ENDED         ENDED        MONTHS ENDED         ENDED
                                                MAY 31, 1998   NOVEMBER 30, 1997  MAY 31, 1998   NOVEMBER 30, 1997
---------------------------------------------  -------------- -----------------  -------------- -----------------
                                                 (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ........................   $  198,078       $   427,503      $   998,267      $ 2,163,401
Net realized gain (loss) .....................       63,142            (2,079)         306,487          150,746
Net change in unrealized appreciation  .......      (18,784)           75,733          241,152          554,643
                                               -------------- -----------------  -------------- -----------------
  NET INCREASE ...............................      242,436           501,157        1,545,906        2,868,790
                                               -------------- -----------------  -------------- -----------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ........................     (198,594)         (426,679)        (998,901)      (2,158,598)
Net realized gain ............................       --                --               --               --
                                               -------------- -----------------  -------------- -----------------
  TOTAL ......................................     (198,594)         (426,679)        (998,901)      (2,158,598)
                                               -------------- -----------------  -------------- -----------------
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST:
Net proceeds from sales ......................      180,304           341,882        2,119,219        3,174,698
Reinvestment of dividends and distributions  .      111,778           238,618          565,447        1,208,830
Cost of shares repurchased ...................     (530,976)       (1,835,516)      (3,741,863)      (8,403,076)
                                               -------------- -----------------  -------------- -----------------
  NET INCREASE (DECREASE) ....................     (238,894)       (1,255,016)      (1,057,197)      (4,019,548)
                                               -------------- -----------------  -------------- -----------------
  TOTAL INCREASE (DECREASE) ..................     (195,052)       (1,180,538)        (510,192)      (3,309,356)
NET ASSETS:
Beginning of period ..........................    8,742,351         9,922,889       41,519,917       44,829,273
                                               -------------- -----------------  -------------- -----------------
  END OF PERIOD ..............................   $8,547,299       $ 8,742,351      $41,009,725      $41,519,917
                                               ============== =================  ============== =================
UNDISTRIBUTED NET INVESTMENT INCOME  .........   $    2,131       $     2,647      $    10,588      $    11,222
                                               ============== =================  ============== =================
SHARES ISSUED AND REPURCHASED:
Sold .........................................       16,760            32,070          192,628          298,058
Reinvestment of dividends and distributions  .       10,404            22,587           51,465          113,233
Repurchased ..................................      (49,348)         (173,686)        (340,374)        (786,812)
                                               -------------- -----------------  -------------- -----------------
  NET INCREASE (DECREASE) ....................      (22,184)         (119,029)         (96,281)        (375,521)
                                               ============== =================  ============== =================

                      SEE NOTES TO FINANCIAL STATEMENTS

             NEW YORK                            OHIO                          PENNSYLVANIA
--------------------------------- --------------------------------- ---------------------------------
  FOR THE SIX      FOR THE YEAR     FOR THE SIX      FOR THE YEAR     FOR THE SIX      FOR THE YEAR
 MONTHS ENDED         ENDED         MONTHS ENDED        ENDED         MONTHS ENDED        ENDED
 MAY 31, 1998   NOVEMBER 30, 1997   MAY 31, 1998  NOVEMBER 30, 1997   MAY 31, 1998  NOVEMBER 30, 1997
--------------  ----------------- --------------  ----------------- --------------  -----------------
  (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
  $   292,218      $   627,325      $   439,850      $   987,729      $ 1,233,141      $ 2,231,381
      204,125           10,788          174,501          (12,075)         235,431            8,207
      (29,798)         215,377          (26,567)         291,150              444          509,480
--------------  ----------------- --------------  ----------------- --------------  -----------------
      466,545          853,490          587,784        1,266,804        1,469,016        2,749,068
--------------  ----------------- --------------  ----------------- --------------  -----------------
     (292,299)        (626,041)        (443,035)        (985,654)      (1,230,749)      (2,226,117)
       --               --               --               --               (8,206)         (98,622)
--------------  ----------------- --------------  ----------------- --------------  -----------------
     (292,299)        (626,041)        (443,035)        (985,654)      (1,238,955)      (2,324,739)
--------------  ----------------- --------------  ----------------- --------------  -----------------
      397,351          500,333        1,032,541        1,904,978       11,437,118        2,548,744
      155,638          327,002          244,856          559,793          746,490        1,234,155
     (900,631)      (2,488,429)      (1,700,484)      (5,477,168)      (2,669,381)      (7,206,475)
--------------  ----------------- --------------  ----------------- --------------  -----------------
     (347,642)      (1,661,094)        (423,087)      (3,012,397)       9,514,227       (3,423,576)
--------------  ----------------- --------------  ----------------- --------------  -----------------
     (173,396)      (1,433,645)        (278,338)      (2,731,247)       9,744,288       (2,999,247)
   12,586,446       14,020,091       18,476,220       21,207,467       44,056,127       47,055,374
--------------  ----------------- --------------  ----------------- --------------  -----------------
  $12,413,050      $12,586,446      $18,197,882      $18,476,220      $53,800,415      $44,056,127
==============  ================= ==============  ================= ==============  =================
  $     3,138      $     3,219      $     4,730      $     7,915      $    14,155      $    11,763
==============  ================= ==============  ================= ==============  =================
       35,360           46,105           93,634          177,550        1,029,442          236,669
       13,877           30,087           22,259           52,107           67,698          114,454
      (80,323)        (230,243)        (154,609)        (508,953)        (241,258)        (670,418)
--------------  ----------------- --------------  ----------------- --------------  -----------------
      (31,086)        (154,051)         (38,716)        (279,296)         855,882         (319,295)
==============  ================= ==============  ================= ==============  =================

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited)
1. Organization and Accounting Policies

Morgan Stanley Dean Witter Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of ten separate Series (the "Series"): the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

Effective June 22, 1998, the following entities have changed their name:

   OLD NAME                               NEW NAME
 --------------------------------------   --------------------------------------------------
 Dean Witter Multi-State Municipal       Morgan Stanley Dean Witter Multi-State Municipal
  Series Trust                            Series Trust
 Dean Witter InterCapital Inc.           Morgan Stanley Dean Witter Advisors Inc.
                                         Morgan Stanley Dean Witter Distributors Inc.
 Dean Witter Distributors Inc.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

 A. Valuation of Investments-- Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited) continued

 B. Accounting for Investments-- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

 C. Federal Income Tax Status-- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

 D. Dividends and Distributions to Shareholders-- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

 E. Expenses-- Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes office space and facilities, equipment, clerical, bookkeeping and certain legal services, and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited) continued

3. Plan of Distribution

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

Under the Plan, the expenses of certain activities and services provided by Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses incurred in connection with the distribution of the Fund's shares, are reimbursed.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 1998, the distribution fees were accrued at the following annual rates:

                    ARIZONA       CALIFORNIA      FLORIDA      MASSACHUSETTS        MICHIGAN
                 ------------- --------------  ------------ -----------------  ----------------
Annual Rate.....     0.14%          0.14%          0.13%           0.14%             0.14%
                 ============= ==============  ============ =================  ================
                   MINNESOTA      NEW JERSEY     NEW YORK          OHIO          PENNSYLVANIA
                 ------------- --------------  ------------ -----------------  ----------------
                     0.14%          0.13%          0.12%           0.13%             0.15%
                 ============= ==============  ============ =================  ================

For the six months ended May 31, 1998, the Distributor has informed the Fund that commissions from the sale of the Fund's shares of beneficial interest were as follows:

                  ARIZONA     CALIFORNIA    FLORIDA    MASSACHUSETTS      MICHIGAN
                ----------- ------------  ---------- ---------------  --------------
Commissions  ..   $35,366      $125,191    $108,706       $22,523         $32,860
                =========== ============  ========== ===============  ==============
                 MINNESOTA    NEW JERSEY   NEW YORK        OHIO        PENNSYLVANIA
                ----------- ------------  ---------- ---------------  --------------
                   $4,193      $68,008      $8,749        $36,315         $89,320
                =========== ============  ========== ===============  ==============

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the shares of beneficial interest.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 1998 were as follows:

                 ARIZONA     CALIFORNIA      FLORIDA      MASSACHUSETTS     MICHIGAN
              ------------ -------------  ------------- ---------------  -------------
Purchases  .. $6,840,560   $17,514,443    $10,587,050   $2,389,119       $3,754,178
              ============ =============  ============= ===============  =============
Sales........ $9,267,524   $18,178,513    $13,510,248   $3,217,968       $4,326,162
              ============ =============  ============= ===============  =============

                MINNESOTA    NEW JERSEY      NEW YORK        OHIO      PENNSYLVANIA
              ------------ -------------  ------------- ------------  --------------
Purchases  .. $ 685,234    $4,336,210     $1,330,475    $3,187,260    $15,160,135
              ============ =============  ============= ============  ==============
Sales........ $ 575,587    $5,642,512     $1,667,105    $2,710,067    $7,716,310
              ============ =============  ============= ============  ==============

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended May 31, 1998 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:

                          ARIZONA    CALIFORNIA   FLORIDA    MASSACHUSETTS   MICHIGAN
                         --------- ------------  --------- ---------------  ----------
Aggregate Pension
 Costs.................. $ 282     $ 732         $ 457     $ 102            $ 134
                         ========= ============  ========= ===============  ==========

              MINNESOTA      NEW JERSEY     NEW YORK       OHIO      PENNSYLVANIA
            ------------- --------------  ------------ ----------  ----------------
            $ 67          $ 290           $ 91         $ 131       $ 72
            ============= ==============  ============ ==========  ================

                             ARIZONA    CALIFORNIA   FLORIDA    MASSACHUSETTS   MICHIGAN
                            --------- ------------  --------- ---------------  ----------
Accrued Pension Liability   $4,648    $9,481        $5,847    $1,327           $1,705
                            ========= ============  ========= ===============  ==========

           MINNESOTA    NEW JERSEY   NEW YORK     OHIO    PENNSYLVANIA
          ----------- ------------  ---------- --------  --------------
          $ 879       $3,738        $1,155     $1,858    $3,859
          =========== ============  ========== ========  ==============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1998 (unaudited) continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 1998, each of the Series had transfer agent fees and expenses payable as follows:

                                            ARIZONA    CALIFORNIA   FLORIDA    MASSACHUSETTS   MICHIGAN
                                           --------- ------------  --------- ---------------  ----------
Transfer Agent Fees and Expenses Payable .   $ 295       $1,218      $ 337         $ 164         $ 342
                                           ========= ============  ========= ===============  ==========

           MINNESOTA    NEW JERSEY   NEW YORK     OHIO    PENNSYLVANIA
          ----------- ------------  ---------- --------  --------------
          $ 388       $ 385         $ 249      $ 164     $2,547
          =========== ============  ========== ========  ==============

5. Federal Income Tax Status

At November 30, 1997, the following Series had an approximate net capital loss carryover to offset future capital gains to the extent provided by regulations:

  AVAILABLE THROUGH NOVEMBER
30,                               2002       2003       2004       2005       TOTAL
-----------------------------  --------- ----------  --------- ----------  ----------
Arizona ......................  $  6,700      --         --      $110,000   $116,700
California ...................    76,900   $247,100   $52,900      74,500    451,400
Florida ......................    35,000      --         --        44,700     79,700
Michigan .....................     8,400      --         --         5,600     14,000
Minnesota ....................    32,000     24,300    20,300       4,800     81,400
New Jersey ...................     --         5,200      --         --         5,200
New York .....................     --         --       13,300       --        13,300
Ohio .........................   158,100      --         --        12,100    170,200

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Florida Series incurred and will elect to defer net capital losses during fiscal 1997 of $1,000.

                (This page has been left blank intentionally.)

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                NET ASSET                                                                                  TOTAL
     YEAR         VALUE         NET       NET REALIZED    TOTAL FROM                   DISTRIBUTIONS     DIVIDENDS
     ENDED      BEGINNING    INVESTMENT  AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO              AND
 NOVEMBER 30    OF PERIOD      INCOME      GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS    DISTRIBUTIONS
-------------  ----------- ------------  -------------- ------------  -------------- ---------------  ---------------
ARIZONA SERIES
1993              $10.18       $0.58         $ 0.56         $ 1.14        $(0.58)         $(0.02)          $(0.60)
1994               10.72        0.55          (1.29)         (0.74)        (0.55)          (0.01)           (0.56)
1995                9.42        0.54           1.23           1.77         (0.54)           --              (0.54)
1996               10.65        0.54          (0.06)          0.48         (0.54)           --              (0.54)
1997               10.59        0.53           0.05           0.58         (0.53)           --              (0.53)
1998*              10.64        0.26           0.06           0.32         (0.26)           --              (0.26)
CALIFORNIA SERIES
1993               10.32        0.61           0.68           1.29         (0.61)           --              (0.61)
1994               11.00        0.58          (1.48)         (0.90)        (0.58)          (0.14)           (0.72)
1995                9.38        0.56           1.29           1.85         (0.56)           --              (0.56)
1996               10.67        0.56           0.14           0.70         (0.56)           --              (0.56)
1997               10.81        0.55           0.15           0.70         (0.55)           --              (0.55)
1998*              10.96        0.27           0.11           0.38         (0.27)           --              (0.27)
FLORIDA SERIES
1993               10.29        0.59           0.64           1.23         (0.59)           --              (0.59)
1994               10.93        0.56          (1.33)         (0.77)        (0.56)           --              (0.56)
1995                9.60        0.56           1.28           1.84         (0.56)           --              (0.56)
1996               10.88        0.55          (0.02)          0.53         (0.55)           --              (0.55)
1997               10.86        0.54           0.11           0.65         (0.54)           --              (0.54)
1998*              10.97        0.27           0.16           0.43         (0.27)           --              (0.27)
MASSACHUSETTS SERIES
1993               10.36        0.60           0.72           1.32         (0.60)           --              (0.60)
1994               11.08        0.56          (1.38)         (0.82)        (0.56)          (0.10)           (0.66)
1995                9.60        0.57           1.37           1.94         (0.57)           --              (0.57)
1996               10.97        0.57          (0.03)          0.54         (0.57)          (0.02)           (0.59)
1997               10.92        0.53           0.18           0.71         (0.53)           --              (0.53)
1998*              11.10        0.26           0.15           0.41         (0.26)          (0.01)           (0.27)
MICHIGAN SERIES
1993               10.41        0.61           0.64           1.25         (0.61)           --              (0.61)
1994               11.05        0.56          (1.41)         (0.85)        (0.56)          (0.18)           (0.74)
1995                9.46        0.57           1.35           1.92         (0.57)           --              (0.57)
1996               10.81        0.56          (0.03)          0.53         (0.56)           --              (0.56)
1997               10.78        0.53           0.16           0.69         (0.53)           --              (0.53)
1998*              10.94        0.26           0.11           0.37         (0.26)           --              (0.26)

------------
*       For the six months ended May 31, 1998 (unaudited).
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3)     Does not reflect the effect of expense offset of 0.01%.

                      SEE NOTES TO FINANCIAL STATEMENTS

                                          RATIOS TO AVERAGE NET       RATIOS TO AVERAGE NET
                                                  ASSETS                     ASSETS
                                           (AFTER EXPENSES WERE       (BEFORE EXPENSES WERE
                                                 ASSUMED)                   ASSUMED)
                                        -------------------------- --------------------------
 NET ASSET                  NET ASSETS
    VALUE        TOTAL        END OF                      NET                        NET       PORTFOLIO
   END OF     INVESTMENT      PERIOD                   INVESTMENT                 INVESTMENT    TURNOVER
   PERIOD       RETURN+      (000'S)      EXPENSES       INCOME      EXPENSES       INCOME        RATE
-----------  ------------ ------------  ------------ ------------  ------------ ------------  -----------
   $10.72        11.42%      $ 59,877       0.48%         5.40 %       0.65%         5.22%          5%
     9.42        (7.16)        47,628       0.62          5.33         0.63          5.32          11
    10.65        19.21         50,290       0.65 (3)      5.33         0.65 (3)      5.33           6
    10.59         4.63         46,248       0.65 (3)      5.12         0.65 (3)      5.12           9
    10.64         5.64         41,891       0.66 (3)      5.04         0.66 (3)      5.04           2
    10.70         3.06 (1)     40,388       0.65 (2)(3)   4.89 (2)     0.65 (2)(3)   4.89 (2)      17 (1)

    11.00        12.77        139,308       0.48          5.57         0.60          5.45          11
     9.38        (8.65)       112,450       0.58          5.59         0.59          5.58          12
    10.67        20.15        117,769       0.60 (3)      5.50         0.60 (3)      5.50           5
    10.81         6.76        113,859       0.59          5.28         0.59          5.28          19
    10.96         6.55        104,209       0.59          5.08         0.59          5.08          17
    11.07         3.64 (1)    104,536       0.59 (2)(3)   4.94 (2)     0.59 (2)(3)   4.94 (2)      17 (1)

    10.93        12.20         84,494       0.48          5.39         0.63          5.23           3
     9.60        (7.29)        71,458       0.61          5.34         0.62          5.33           3
    10.88        19.54         74,058       0.63 (3)      5.34         0.63 (3)      5.34           8
    10.86         5.03         70,542       0.62 (3)      5.13         0.62 (3)      5.13          25
    10.97         6.10         65,088       0.62          5.02         0.62          5.02           7
    11.13         3.93 (1)     63,643       0.61 (2)(3)   4.78 (2)     0.61 (2)(3)   4.78 (2)      17 (1)

    11.08        13.06         18,344       0.48          5.47         0.84          5.10          12
     9.60        (7.71)        15,507       0.50          5.35         0.78          5.07          10
    10.97        20.58         16,954       0.50 (3)      5.39         0.79 (3)      5.11           7
    10.92         5.07         16,021       0.50 (3)      5.23         0.82 (3)      4.91          11
    11.10         6.68         14,561       0.79 (3)      4.85         0.81 (3)      4.83          10
    11.24         3.72 (1)     14,832       0.80 (2)(3)   4.63 (2)     0.80 (2)(3)   4.63 (2)      17 (1)

    11.05        12.28         22,083       0.48          5.53         0.80          5.20          15
     9.46        (8.07)        19,831       0.50          5.44         0.75          5.19           9
    10.81        20.69         21,673       0.50 (3)      5.49         0.77 (3)      5.22          22
    10.78         5.09         20,863       0.50 (3)      5.27         0.76 (3)      5.01           5
    10.94         6.52         19,512       0.72 (3)      4.95         0.74 (3)      4.93           3
    11.05         3.47 (1)     19,337       0.76 (2)(3)   4.79 (2)     0.76 (2)(3)   4.79 (2)      21 (1)

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS, continued

                NET ASSET                                                                                  TOTAL
     YEAR         VALUE         NET       NET REALIZED    TOTAL FROM                   DISTRIBUTIONS     DIVIDENDS
     ENDED      BEGINNING    INVESTMENT  AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO              AND
 NOVEMBER 30    OF PERIOD      INCOME      GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS    DISTRIBUTIONS
-------------  ----------- ------------  -------------- ------------  -------------- ---------------  ---------------
MINNESOTA SERIES
1993              $10.11       $0.58         $ 0.67         $ 1.25        $(0.58)           --             $(0.58)
1994               10.78        0.55          (1.42)         (0.87)        (0.55)         $(0.08)           (0.63)
1995                9.28        0.54           1.33           1.87         (0.54)           --              (0.54)
1996               10.61        0.54          (0.01)          0.53         (0.54)           --              (0.54)
1997               10.60        0.49           0.10           0.59         (0.49)           --              (0.49)
1998*              10.70        0.24           0.05           0.29         (0.24)           --              (0.24)
NEW JERSEY SERIES
1993               10.35        0.60           0.62           1.22         (0.60)          (0.03)           (0.63)
1994               10.94        0.55          (1.39)         (0.84)        (0.55)          (0.08)           (0.63)
1995                9.47        0.56           1.26           1.82         (0.56)           --              (0.56)
1996               10.73        0.55          (0.03)          0.52         (0.55)           --              (0.55)
1997               10.70        0.53           0.18           0.71         (0.53)           --              (0.53)
1998*              10.88        0.27           0.15           0.42         (0.27)           --              (0.27)
NEW YORK SERIES
1993               10.34        0.62           0.69           1.31         (0.62)           --              (0.62)
1994               11.03        0.57          (1.52)         (0.95)        (0.57)          (0.05)           (0.62)
1995                9.46        0.56           1.42           1.98         (0.56)           --              (0.56)
1996               10.88        0.56           0.02           0.58         (0.56)           --              (0.56)
1997               10.90        0.53           0.21           0.74         (0.53)           --              (0.53)
1998*              11.11        0.26           0.16           0.42         (0.26)           --              (0.26)
OHIO SERIES
1993               10.25        0.60           0.72           1.32         (0.60)           --              (0.60)
1994               10.97        0.55          (1.43)         (0.88)        (0.55)          (0.12)           (0.67)
1995                9.42        0.56           1.38           1.94         (0.56)           --              (0.56)
1996               10.80        0.55          (0.03)          0.52         (0.55)           --              (0.55)
1997               10.77        0.53           0.17           0.70         (0.53)           --              (0.53)
1998*              10.94        0.26           0.09           0.35         (0.26)           --              (0.26)
PENNSYLVANIA SERIES
1993               10.34        0.61           0.67           1.28         (0.61)           --              (0.61)
1994               11.01        0.56          (1.39)         (0.83)        (0.56)          (0.06)           (0.62)
1995                9.56        0.55           1.29           1.84         (0.55)           --              (0.55)
1996               10.85        0.55           --             0.55         (0.55)           --              (0.55)
1997               10.85        0.54           0.14           0.68         (0.54)          (0.02)           (0.56)
1998*              10.97        0.26           0.07           0.33         (0.26)           --        (4)   (0.26)

------------
*       For the six months ended May 31, 1998 (unaudited).
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3)     Does not reflect the effect of expense offset of 0.01%.
(4)     Excludes capital gain distribution of $0.002.

                      SEE NOTES TO FINANCIAL STATEMENTS

                                          RATIOS TO AVERAGE NET       RATIOS TO AVERAGE NET
                                                  ASSETS                     ASSETS
                                           (AFTER EXPENSES WERE       (BEFORE EXPENSES WERE
                                                 ASSUMED)                   ASSUMED)
                                        -------------------------- --------------------------
 NET ASSET                  NET ASSETS
    VALUE        TOTAL        END OF                      NET                        NET       PORTFOLIO
   END OF     INVESTMENT      PERIOD                   INVESTMENT                 INVESTMENT    TURNOVER
   PERIOD       RETURN+      (000'S)      EXPENSES       INCOME      EXPENSES       INCOME        RATE
-----------  ------------ ------------  ------------ ------------  ------------ ------------  -----------
   $10.78        12.64%      $11,538        0.48%         5.39%        1.04%         4.83%          8%
     9.28        (8.42)        9,793        0.50          5.41         0.91          5.00          14
    10.61        20.60        11,230        0.50 (3)      5.35         0.98 (3)      4.88           3
    10.60         5.21         9,923        0.50 (3)      5.21         0.96 (3)      4.75           5
    10.70         5.76         8,742        0.94 (3)      4.68         0.97 (3)      4.65          --
    10.75         2.79 (1)     8,547        0.99 (2)(3)   4.56 (2)     0.99 (2)(3)   4.56 (2)       7 (1)

    10.94        12.03        54,499        0.48          5.41         0.69          5.20           7
     9.47        (7.96)       45,497        0.64          5.38         0.65          5.37           6
    10.73        19.60        47,889        0.67 (3)      5.42         0.67 (3)      5.42          14
    10.70         4.93        44,829        0.66 (3)      5.23         0.66 (3)      5.23           5
    10.88         6.99        41,520        0.66          5.02         0.66          5.02          14
    11.03         3.78 (1)    41,010        0.66 (2)(3)   4.85 (2)     0.66 (2)(3)   4.85 (2)      11 (1)

    11.03        12.91        15,955        0.48          5.61         0.88          5.21          11
     9.46        (8.96)       14,522        0.50          5.48         0.82          5.16          14
    10.88        21.40        14,388        0.50 (3)      5.43         0.85 (3)      5.09          24
    10.90         5.46        14,020        0.50 (3)      5.25         0.84 (3)      4.91          22
    11.11         7.06        12,586        0.82 (3)      4.84         0.84 (3)      4.82           4
    11.27         3.85 (1)    12,413        0.84 (2)(3)   4.68 (2)     0.84 (2)(3)   4.68 (2)      11 (1)

    10.97        13.19        24,849        0.48          5.45         0.78          5.14          20
     9.42        (8.34)       20,693        0.50          5.31         0.71          5.10          18
    10.80        21.02        23,104        0.50 (3)      5.42         0.77 (3)      5.16          19
    10.77         5.04        21,207        0.50 (3)      5.23         0.75 (3)      4.98          32
    10.94         6.67        18,476        0.73 (3)      4.90         0.74 (3)      4.89           5
    11.03         3.19 (1)    18,198        0.75 (2)(3)   4.77 (2)     0.75 (2)(3)   4.77 (2)      16 (1)

    11.01        12.64        53,378        0.48          5.54         0.68          5.33           5
     9.56        (7.84)       47,557        0.64          5.37         0.66          5.35          19
    10.85        19.65        53,935        0.66 (3)      5.29         0.66 (3)      5.29           8
    10.85         5.27        47,055        0.65 (3)      5.17         0.65 (3)      5.17          --
    10.97         6.53        44,056        0.66          5.01         0.66          5.01           8
    11.04         3.10 (1)    53,800        0.66 (2)(3)   4.77 (2)     0.66 (2)(3)   4.77 (2)      16 (1)

TRUSTEES
----------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




Morgan Stanley
Dean Witter
Multi-State Municipal
Series Trust



[LOGO]


Semiannual Report
May 31, 1998